                                                    1933 Act File No. 33-50773
                                                    1940 Act File No. 811-7115

                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....       X
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      Pre-Effective Amendment No. ______....................      ____

      Post-Effective Amendment No.  39  ...................       _X__
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                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   _X__
                                                                   -

      Amendment No. 43 ....................................       _X__
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                     FEDERATED TOTAL RETURN SERIES, INC.
              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

_X    immediately upon filing pursuant to paragraph (b)
__    on __________________pursuant to paragraph (b)
_  _  60 days after filing pursuant to paragraph (a) (i)
____  on __________________ pursuant to paragraph (a) (i)
____  75 days after filing pursuant to paragraph (a)(ii)
___   on __________________pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C. 20037

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

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January 31, 2006

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INSTITUTIONAL SHARES

A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of investment grade fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	9
What are the Specific Risks of Investing in the Fund?	15
What Do Shares Cost?	18
How is the Fund Sold?	20
Payments to Financial Intermediaries	20
How to Purchase Shares	22
How to Redeem and Exchange Shares	23
Account and Share Information	26
Who Manages the Fund?	29
Legal Proceedings	31
Financial Information	32

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Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the Fund’s investment adviser (Adviser), benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of investment grade fixed-income securities, including mortgage-backed securities, corporate debt securities and U.S. government obligations. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.
  Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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Fund’s Institutional Shares are sold without a sales charge (load). The total returns in the bar chart above are based upon net asset value

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 4.54% (quarter ended September 30, 1998). Its lowest quarterly return was (1.97)% (quarter ended June 30, 2004)

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend upon each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Lehman Brothers Aggregate Bond Index (LBAB), a broad-based market index and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDGA). The LBAB is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2005)

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	1 Year	5 Years	Start of Performance[1]

Institutional Shares:

Return Before Taxes	2.21%	5.94%	6.76%

Return After Taxes on Distributions[2]	0.48%	3.84%	4.37%

Return After Taxes on Distributions and Sale of Fund Shares[2]	1.43%	3.81%	4.30%

LBAB	2.43%	5.87%	6.61%

LIIGDGA	1.77%	5.27%	5.80%

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1 The Fund’s Institutional Shares start of performance date was October 1, 1996.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

FEDERATED TOTAL RETURN BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.41%
Total Annual Fund Operating Expenses	0.81%

1 The percentages shown are based on expenses for the entire year ended November 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2005.

Total Waivers of Fund Expenses	0.46%
Total Actual Annual Fund Operating Expenses (after waivers)	0.35%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntarly waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.19% for the fiscal year ended November 30, 2005.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The shareholder services provider voluntarily waived a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.16% for the fiscal year ended November 30, 2005.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$83

3 Years	$259

5 Years	$450

10 Years	$1,002

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What are the Fund’s Investment Strategies?

The Fund pursues its investment objective by investing primarily in U.S. dollar denominated investment-grade fixed-income securities. In addition, the Fund may invest in high-yield, non-U.S. dollar, and emerging market fixed-income securities when the Adviser considers the risk-return prospects of those sectors to be attractive.

The Adviser expects that, normally, no more than 15% of the Fund’s total assets will be invested in securities that are rated below investment grade. However, the Fund may opportunistically invest up to 25% of its total assets in non-investment grade debt securities. The amount of any unhedged, non-U.S. dollar securities in the Fund’s portfolio will normally not exceed 10% of the Fund’s total assets. The maximum amount that the Fund may invest in unhedged, non-U.S. dollar securities is 20% of the Fund’s total assets. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

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The Adviser actively manages the Fund’s portfolio seeking total returns over longer time periods in excess of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index (LBAB). The LBAB is a composite index of the domestic investment-grade fixed rate bond market, represented by the following sectors: government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-backed securities. There can be no assurance that the Adviser will be successful in achieving investment returns in excess of the LBAB.

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The Adviser utilizes a four-part decision making process.

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  First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. “Duration” measures the sensitivity of a security’s price to changes in interest rates. The greater a portfolio’s average duration, the greater the change in the portfolio’s value in response to a change in market interest rates.
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  Second, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve. The Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates.
  Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. The Fund primarily invests in the “core” sectors of the domestic investment-grade debt market represented in the LBAB. However, the Fund may also invest a portion of its assets in non-investment grade debt securities and non-U.S. dollar debt securities. The Adviser may hedge its investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns. The Fund’s investment strategy exposes investors to additional risks, which include credit risk, interest rate risk, currency risk and risks of foreign investing.
  Finally, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific benchmark. For example, the Adviser employs a fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. Similarly, with respect to mortgage-backed debt securities, the Adviser utilizes sophisticated quantitative models to analyze specific characteristics of the underlying pool and find the best available securities in the sector.
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This four-part investment process is designed to capture the depth of experience and focus of each of the Adviser’s fixed income sector teams–government, corporate, mortgage-backed, asset-backed, high yield and international.

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The Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures and forward contracts, to efficiently implement the Fund’s overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts. First, the Adviser may use derivatives to increase or decrease the Fund’s exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to an index, such as the Fund’s benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund’s exposure to a sector of the fixed income market. Third, the Adviser may use derivatives to obtain exposure to an issuer that does not have publicly traded debt. Fourth, the Fund may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative). Finally, the Adviser may use derivatives to implement the Fund’s hedging strategies, as more fully described below. There is no guarantee that any investment strategy involving the use of derivatives will work as intended.

Because the Fund refers to fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund primarily invests.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities may be denominated in the U.S. dollar or in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

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Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

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Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

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The Fund may trade in the following types of derivative contracts, including combinations thereof:

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund’s exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, and foreign currency forward contracts.

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Options

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including, financial indices, individual securities, and other derivative instruments, such as futures contracts. The Fund may buy or sell options on indices, securities, currencies (both U.S. and foreign), and other derivative contracts in which the Fund may invest.

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Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps, and caps and floors.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may also invest in mortgage-backed, high yield and emerging market securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The Fund may also invest in such securities directly. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

Hybrid Instruments

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Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTES

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A credit linked note is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a “Reference Instrument”). Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument. However, almost any type of fixed-income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.

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ASSET COVERAGE

In order to secure its obligations in connection with derivative contracts, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations in accordance with the Adviser’s segregation policies. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts.

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

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PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed-income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

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Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

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These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

The Fund’s use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as credit, liquidity and leverage risks.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge with respect to its Institutional Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund’s current NAV and public offering price may be found in the mutual funds section of certain local newspapers under “Federated.”

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund’s Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

The required minimum initial investment for Fund Shares is $250,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $250,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers six Share classes: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

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You may redeem or exchange Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information–Frequent Trading Policies.”

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “What Do Shares Cost?” The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund also monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

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The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Who Manages the Fund?

The Board of Directors (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Joseph M. Balestrino

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Joseph M. Balestrino has been the Fund’s Portfolio Manager since September 1996. He is Vice President of the Federated Total Return Series, Inc. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund’s Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund’s Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master’s Degree in Urban and Regional Planning from the University of Pittsburgh.

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Christopher J. Smith

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Christopher J. Smith has been the Fund’s Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund’s Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

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The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated November 30, 2005.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

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The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights–Institutional Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2005 [1]	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.79	$10.75	$10.62	$10.68	$10.25
Income From Investment Operations:
Net investment income	0.51	0.52 [2]	0.52	0.64	0.67
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.04	0.13	(0.02)	0.43

TOTAL FROM INVESTMENT OPERATIONS	0.25	0.56	0.65	0.62	1.10

Less Distributions:
Distributions from net investment income	(0.52)	(0.52)	(0.52)	(0.63)	(0.67)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.52)	(0.52)	(0.52)	(0.68)	(0.67)

Net Asset Value, End of Period	$10.52	$10.79	$10.75	$10.62	$10.68

Total Return[3]	2.32%	5.35%	6.21%	6.10%	10.99%

Ratios to Average Net Assets:

Net expenses	0.35%	0.36%	0.35%	0.35%	0.35%

Net investment income	4.79%	4.82%	4.73%	6.10%	6.32%

Expense waiver/reimbursement[4]	0.46%	0.49%	0.46%	0.48%	0.48%

Supplemental Data:

Net assets, end of period (000 omitted)	$605,292	$532,223	$509,354	$442,668	$347,242

Portfolio turnover	37%	16%	60%	74%	68%

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1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

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2 Based on average shares outstanding.

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3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated January 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc.
2006 © Federated Investors, Inc.

Cusip 31428Q101

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G0172-01-IS (1/06)

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Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

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January 31, 2006

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of investment grade fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee
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CONTENTS

How to Purchase Shares	1
Risk/Return Summary	5
What are the Fund’s Fees and Expenses?	6
What are the Fund’s Investment Strategies?	9
What are the Principal Securities in Which the Fund Invests?	15
What are the Specific Risks of Investing in the Fund?	18
What Do Shares Cost?	20
How is the Fund Sold?	20
Payments to Financial Intermediaries	22
How to Redeem and Exchange Shares	23
Account and Share Information	26
Who Manages the Fund?	29
Legal Proceedings	30
Financial Information	31

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Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the Fund’s investment adviser (Adviser), benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of investment grade fixed-income securities, including mortgage-backed securities, corporate debt securities and U.S. government obligations. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 4.47% (quarter ended September 30, 1998). Its lowest quarterly return was (2.05)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend upon each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Lehman Brothers Aggregate Bond Index (LBAB), a broad-based market index and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDGA). The LBAB is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2005)

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	1 Year	5 Years	Start of Performance[1]

Fund:

Return Before Taxes	1.92%	5.62%	6.45%

Return After Taxes on Distributions[2]	0.29%	3.64%	4.18%

Return After Taxes on Distributions and Sale of Fund Shares[2]	1.24%	3.61%	4.11%

LBAB	2.43%	5.87%	6.61%

LIIGDGA	1.77%	5.27%	5.80%

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1 The Fund’s Institutional Service Shares start of performance date was October 1, 1996.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

FEDERATED TOTAL RETURN BOND FUND

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Other Expenses[4]	0.43%
Total Annual Fund Operating Expenses	1.08%

1 The percentages shown are based on expenses for the entire year ended November 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and transfer agent waived and the shareholder services provider reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2005.

Total Waivers and Reimbursement of Fund Expenses	0.44%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	0.64%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.19% for the fiscal year ended November 30, 2005.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 2005.

4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The transfer agent voluntarily waived a portion of its fee. The transfer agent can terminate this voluntary waiver at any time. In addition, the shareholder services provider reimbursed 0.01% of the shareholder services fee, see “Notes to Financial Statements” accompanying the Fund’s Annual Report dated November 30, 2005, for a description of this reimbursement. The shareholder services fee paid by the Fund’s Institutional Service Shares (after the reimbursement) was 0.24% for the fiscal year ended November 30, 2005. The maximum shareholder services fee the Fund will pay is 0.25%. Total other operating expenses paid by the Fund’s Institutional Service Shares (after the voluntary waiver and the reimbursement) were 0.40% for the fiscal year ended November 30, 2005.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$110

3 Years	$343

5 Years	$595

10 Years	$1,317

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What are the Fund’s Investment Strategies?

The Fund pursues its investment objective by investing primarily in U.S. dollar denominated investment-grade fixed-income securities. In addition, the Fund may invest in high-yield, non-U.S. dollar, and emerging market fixed-income securities when the Adviser considers the risk-return prospects of those sectors to be attractive.

The Adviser expects that, normally, no more than 15% of the Fund’s total assets will be invested in securities that are rated below investment grade. However, the Fund may opportunistically invest up to 25% of its total assets in non-investment grade debt securities. The amount of any unhedged, non-U.S. dollar securities in the Fund’s portfolio will normally not exceed 10% of the Fund’s total assets. The maximum amount that the Fund may invest in unhedged, non-U.S. dollar securities is 20% of the Fund’s total assets. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

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The Adviser actively manages the Fund’s portfolio seeking total returns over longer time periods in excess of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index (LBAB). The LBAB is a composite index of the domestic investment-grade fixed-rate bond market, represented by the following sectors: government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-backed securities. There can be no assurance that the Adviser will be successful in achieving investment returns in excess of the LBAB.

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The Adviser utilizes a four-part decision making process.

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  First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. “Duration” measures the sensitivity of a security’s price to changes in interest rates. The greater a portfolio’s average duration, the greater the change in the portfolio’s value in response to a change in market interest rates.
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  Second, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve. The Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates.
  Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. The Fund primarily invests in the “core” sectors of the domestic investment-grade debt market represented in the LBAB. However, the Fund may also invest a portion of its assets in non-investment grade debt securities and non-U.S. dollar debt securities. The Adviser may hedge its investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns. The Fund’s investment strategy exposes investors to additional risks, which include credit risk, interest rate risk, currency risk and risks of foreign investing.
  Finally, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific benchmark. For example, the Adviser employs a fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. Similarly, with respect to mortgage-backed debt securities, the Adviser utilizes sophisticated quantitative models to analyze specific characteristics of the underlying pool and find the best available securities in the sector.

This four-part investment process is designed to capture the depth of experience and focus of each of the Adviser’s fixed-income sector teams–government, corporate, mortgage-backed, asset-backed, high yield and international.

The Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures and forward contracts, to efficiently implement the Fund’s overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts. First, the Adviser may use derivatives to increase or decrease the Fund’s exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to an index, such as the Fund’s benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund’s exposure to a sector of the fixed-income market. Third, the Adviser may use derivatives to obtain exposure to an issuer that does not have publicly traded debt. Fourth, the Fund may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative). Finally, the Adviser may use derivatives to implement the Fund’s hedging strategies, as more fully described below. There is no guarantee that any investment strategy involving the use of derivatives will work as intended.

Because the Fund refers to fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income investments.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances or; (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund primarily invests.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities may be denominated in the U.S. dollar or in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund’s exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, currency futures and foreign currency forward contracts.

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Options

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including, financial indices, individual securities, and other derivative instruments, such as futures contracts. The Fund may buy or sell options on indices, securities, currencies (both U.S. and foreign), and other derivative contracts in which the Fund may invest.

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Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps, and caps and floors.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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The Fund may invest in mortgage backed, high yield and certain international fixed-income securities primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the Adviser. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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SPECIAL TRANSACTIONS

Hybrid Instruments

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTES

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A credit linked note is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a “Reference Instrument”). Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument. However, almost any type of fixed-income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.

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Asset Coverage

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In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations in accordance with the Adviser’s segregation policies. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed-income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

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The Fund’s use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as credit, liquidity and leverage risks.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge with respect to Institutional Service Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund’s current NAV and public offering price may be found in the mutual funds section of certain local newspapers under “Federated.”

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund’s Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers six Share classes: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different sales charges and other expenses which affect their performance. The Fund also offers by separate prospectus an additional class of Shares which may be preferable for investors purchasing $250,000 or more. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

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RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Institutional Service Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

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You may redeem or exchange Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information–Frequent Trading Policies.”

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “What Do Shares Cost?” The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund also monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

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The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Who Manages the Fund?

The Board of Directors (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Joseph M. Balestrino

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Joseph M. Balestrino has been the Fund’s Portfolio Manager since September 1996. He is Vice President of the Federated Total Return Series, Inc. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund’s Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund’s Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master’s Degree in Urban and Regional Planning from the University of Pittsburgh.

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Christopher J. Smith

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Christopher J. Smith has been the Fund’s Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund’s Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

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The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated November 30, 2005.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

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The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights–Institutional Service Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2005 [1]	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.79	$10.75	$10.62	$10.68	$10.25
Income From Investment Operations:
Net investment income	0.48	0.49 [2]	0.48	0.61	0.64
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.04	0.14	(0.02)	0.43

TOTAL FROM INVESTMENT OPERATIONS	0.22	0.53	0.62	0.59	1.07

Less Distributions:
Distributions from net investment income	(0.49)	(0.49)	(0.49)	(0.60)	(0.64)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.49)	(0.49)	(0.49)	(0.65)	(0.64)

Net Asset Value, End of Period	$10.52	$10.79	$10.75	$10.62	$10.68

Total Return[3]	2.03%[4]	5.03%	5.90%	5.79%	10.66%

Ratios to Average Net Assets:

Net expenses	0.64%	0.66%	0.65%	0.66%	0.65%

Net investment income	4.49%	4.52%	4.41%	5.80%	5.99%

Expense waiver/reimbursement[5]	0.44%	0.45%	0.42%	0.43%	0.43%

Supplemental Data:

Net assets, end of period (000 omitted)	$612,226	$624,721	$442,611	$253,207	$190,476

Portfolio turnover	37%	16%	60%	74%	68%

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1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

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2 Based on average shares outstanding.

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3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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4 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on the total return.

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5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated January 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

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Investment Company Act File No. 811-7115

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Federated is a registered mark of Federated Investors, Inc.
2006 © Federated Investors, Inc.

Cusip 31428Q507

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G01724-03-SS (1/06)

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FEDERATED TOTAL RETURN BOND FUND
A Portfolio of Federated Total Return Series, Inc.

STATEMENT OF ADDITIONAL INFORMATION

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JANUARY 31, 2006

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INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for Federated Total Return Bond
Fund, Institutional Shares, Institutional Service Shares (Fund), dated
January 31, 2006.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

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                                            CONTENTS

                                  How is the Fund Organized?.......................1
                                  --------------------------------------------------
                                  Investment Strategy..............................1
                                  --------------------------------------------------
                                  Securities in Which the Fund Invests.............5
                                  --------------------------------------------------
                                  What Do Shares Cost?.............................1
                                  --------------------------------------------------
                                  How is the Fund Sold?............................5
                                  --------------------------------------------------
                                  Subaccounting Services...........................5
                                  --------------------------------------------------
                                  Redemption in Kind                               5
                                  ------------------                                                                  -
                                  Account and Share Information....................5
                                  --------------------------------------------------
                                  Tax Information..................................5
                                  --------------------------------------------------
                                  Who Manages and Provides Services to the
                                  -----------------------------------------
                                  Fund?............................................5
                                  --------------------------------------------------
                                  How Does the Fund Measure Performance?...........5
                                  --------------------------------------------------
                                  Who is Federated Investors, Inc.?................5
                                  --------------------------------------------------
                                  Financial Information............................5
                                  --------------------------------------------------
                                  Investment Ratings...............................5
                                  --------------------------------------------------
                                  Addresses.........................................
                                  --------------------------------------------------
                                  Appendix..........................................
                                  --------------------------------------------------

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Total Return Series, Inc.
(Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 11,
1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Directors (the "Board") has established six classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares, Class
A Shares, Class B Shares, Class C Shares and Class K Shares (Shares). This
SAI relates to Institutional Shares and Institutional Service Shares. The
Fund's investment adviser is Federated Investment Management Company
(Adviser).

INVESTMENT STRATEGY

The Fund pursues its investment objective by investing primarily in
U.S.-dollar denominated investment-grade fixed income securities. In addition, the Fund may invest in high-yield, non U.S. dollar, and emerging market fixed income securities when the Adviser considers the risk-return prospects of those sectors to be attractive. Investment-grade debt securities are rated BBB or higher by Standard & Poor's or have a comparable rating from another nationally recognized statistical rating organization (NRSRO), or if unrated, are of comparable quality as determined by the Adviser.
Non-investment-grade securities are rated BB or lower by Standard &
Poor's or have a comparable rating from another NRSRO, or are of comparable quality if unrated. The Adviser actively manages the Fund's portfolio seeking total return over longer time periods in excess of the Fund's benchmark, the
Lehman Brothers Aggregate Bond Index ("LBAB"). This index covers the investment-grade fixed income securities market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage backed securities. These major sectors are subdivided into more specific indices.

The Fund invests in each of these sectors but may also invest a portion of its portfolio in foreign investment-grade debt securities and domestic or foreign non-investment-grade securities. Domestic non-investment-grade debt securities include both convertible and high-yield corporate debt securities.
Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment-grade and foreign investment-grade debt securities. The foreign debt securities in which the Fund may invest may be denominated in either foreign currency or in U.S. Dollars.

The Adviser utilizes the following four-part decision making process in order to create a diversified, risk-adjusted portfolio:

o    First, the Adviser may lengthen or shorten portfolio  duration from time to
     time  based  on  its  interest  rate  outlook.   "Duration"   measures  the
     sensitivity of a security's price to changes in interest rates. The Adviser adjusts  the  portfolio's  duration  by buying and  selling  securities  of different  maturities.  There are no limits on the  duration  of a security that the Adviser may purchase.  The greater a portfolio's average duration, the greater the change in the portfolio's  value in response to a change in market  interest rates.  The average  duration of the portfolio is normally within +/- 20% of the  duration of the LBAB.  However,  the duration of the
     Fund's  portfolio  is not limited as a matter of  investment  policy.  With respect to its general duration management  strategy,  the Adviser tries to extend the portfolio's  average  duration when it expects interest rates to fall and shorten the duration when it expects  interest rates to rise. This method seeks to enhance the returns from  favorable  interest  rate changes and reduce the effect of unfavorable  changes.  The Adviser's interest rate outlook is the most  important  factor in  selecting  the  methods  used to manage the duration of the portfolio.  The Adviser  formulates its interest rate outlook and otherwise  attempts to anticipate  changes in economic and market conditions by analyzing a variety of factors such as:

o    Current and expected U.S. growth;

o    Current and expected interest rates and inflation;

o    The U.S. Federal Reserve Board's monetary policy; and

o    Changes in the supply of or demand for U.S. government securities. There is no assurance that the Adviser will be successful in its efforts to forecast market  interest  rates and assess  relative risks and the impact of market interest rates on particular securities.

o    Second,  the Adviser  strategically  positions the  portfolio  based on its expectations  for changes in the yield curve.  In  constructing a portfolio with a targeted average duration,  the adviser tries to combine  individual portfolio securities with different durations to take advantage of relative changes in interest  rates.  Relative  changes in interest  rates may occur whenever  longer-term  interest  rates  move more,  less or in a  different direction  than  shorter-term  interest  rates.  As a general  matter,  the adviser typically structures the portfolio in one of the following ways:

o    A "bulleted"  portfolio  structure  consists  primarily of securities  with durations close to the portfolio's  average  duration.  The Adviser may use this  structure,  for  example,  when it  expects  the  difference  between longer-term and shorter-term interest rates to increase.

o    A "barbelled"  portfolio  structure  consists  primarily of securities with durations  above and below the average  duration.  The Adviser may use this structure,  for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.

o    A "laddered"  portfolio  structure  consists of securities  with  durations above,  below,  and at the  average  duration.  The  Adviser  may use  this structure,  for  example,  when it  expects  longer-term  and  shorter-term interest rates to change by approximately the same amount.  Generally, when a  laddered  portfolio  structure  is  used,  it is  designed  so that  the durations  of the  securities  in the  portfolio  are  consistent  with the durations of the securities in the portfolio's benchmark.

o    Third,  the Adviser seeks to enhance the Fund's  performance  by allocating relatively  more of its  portfolio  to the sector that is expected to offer the best balance  between total return and risk and thus offer the greatest potential  for return.  The  allocation  process is based on the  Adviser's continuing  analysis of a variety of  sector-specific  economic  and market indicators  in order to  arrive at the  projected  yield  "spread"  of each security.  (The  spread is the  difference  between the yield of a security versus the yield of a U.S.  Treasury  security  with a  comparable  average life.) A security's  projected spread is then weighed against the spread at which the  security  can  currently  be  purchased.  In making  the  sector allocations,  the Adviser  considers  the  historical  performance  of each sector,  risk  present  in a sector and a variety  of  economic  and market indicators, which include the following:

o    Asset-backed  securities  are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts,  home equity loans, property leases and credit card receivables.  The quality of the underlying assets will  determine the risk and potential  return of these  securities.
     The Fund  generally  invests  in  higher-quality,  lower-risk  asset-backed securities  which  provide a return that  normally  exceeds  U.S.  Treasury securities. Asset-backed securities are generally issued by private issuers and expose investors to interest rate, credit and prepayment risks.

o    Mortgage  backed  securities  tend  to  amortize  principal  on a  somewhat irregular  schedule over time, since the borrower can usually prepay all or part of the loan without penalty.  These securities  generally offer higher yields  versus U.S.  Treasury  securities  and  non-mortgage  backed agency securities to compensate for this  prepayment  risk, as well as credit risk if they are issued by private issuers.

o    Corporate  debt   securities   generally  offer  higher  yields  than  U.S.
     government  securities to compensate for credit risk.  The Adviser  invests the Fund's  portfolio,  seeking the higher  relative  returns of  available corporate debt securities,  while attempting to limit the associated credit risk.

o    The Fund may invest a portion of its portfolio in noninvestment grade fixed income  securities.  The  noninvestment  grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater
     default  risk  attached  to  the   securities.   The  Fund  may  invest  in
     non-investment  grade debt  securities  primarily  by  investing in another investment  company  (which is not available for general  investment by the public) that owns those  securities  and that is advised by an affiliate of the Adviser.

o    Foreign  fixed income  securities,  particularly  lower-rated  foreign debt securities,  also generally  offer higher yields than domestic fixed income securities,  as  compensation  for higher  credit risks of the issuers.  In order to diversify  the Fund's  holdings and to gain  exposure to a foreign market,  the  Adviser  may invest a portion  of the  Fund's  assets in debt securities  issued  either by foreign  governments  or by  companies  based outside of the United States.  Securities of foreign  companies may be more affected by foreign economic and political  conditions,  taxation  policies
     and  accounting  and  auditing   standards  than  those  of  United  States
     companies.

o    Finally,  the Adviser's  attempts to select  individual  securities that it believes may  outperform  a  sector-specific  benchmark  or provide  better returns than U.S.  Treasury  securities  of  comparable  duration.  Through ongoing  relative value analysis,  the Adviser  generally  compares current yield  differences  of securities to their  historical  and expected  yield differences.  The Adviser also  considers  the  sector-specific  risks when making  individual  security  selections  on behalf of the  portfolio.  The following are examples of this analysis:

o    The Adviser  attempts  to manage the Fund's  prepayment  risk by  selecting mortgage  backed  securities  with  characteristics  that  make  prepayment fluctuations less likely.  Characteristics that the Adviser may consider in selecting  these  securities  include  the  average  interest  rates of the underlying  mortgages  and the federal  agencies  (if any) that support the mortgages.  The Adviser  attempts to assess the relative  returns and risks for mortgage  backed  securities  by analyzing  how the timing,  amount and division of cash flows might  change in response to changing  economic  and market conditions.

o    The  Adviser  attempts  to  manage  the  Fund's  credit  risk by  selecting corporate debt securities and asset-backed  securities that are less likely to default in the payment of principal  and  interest.  The Adviser looks a variety of factors to determine  which business  sectors and credit ratings are most  advantageous  for investment by the Fund. In selecting  corporate fixed  income  securities,  the  Adviser  analyzes  a  company's  business, competitive position, and general financial condition to assess whether the security's  credit  risk is  commensurate  with its  potential  return.  In selecting  asset-backed  securities,  the Adviser  analyzes the quality and composition of the underlying assets and issuer.

o    In selecting foreign fixed income securities, the Adviser analyzes relative credit quality of issuers.  The adviser focuses on credit analysis because, normally,  changes  in  market  interest  rates  are a small  component  of investment return for these securities compared to the impact of changes in credit quality.  This is especially true with respect to the prices of high yield,  lower  rated  bonds,  which  will  decline  or  rise  more  due  to deterioration  or improvement in the issuer's  credit quality than due to a rise or fall in market interest rates. The Adviser analyzes credit by first performing  fundamental  analyses of several  countries to find  relatively favorable economic conditions,  and then performing fundamental analyses of available  securities in selected countries.  In selecting  countries,  the
     Adviser  analyzes a  country's  general  economic  condition  and  outlook, including its interest  rates,  foreign  exchange rates and current account balance.  The Adviser then  analyzes  the  country's  financial  condition, including its credit  ratings,  government  budget,  tax base,  outstanding public debt and the amount of public debt held  outside  the  country.  The
     Adviser also considers how developments in other countries in the region or world might affect these factors.  Using its analysis, the Adviser attempts to identify countries with favorable characteristics, such as strengthening economy,  favorable  inflation  rate,  sound budget policy or strong public commitment to repay  government  debt.  Similar to the analysis of domestic corporate  debt issuers,  the Adviser  analyzes the  business,  competitive position,  and financial  condition of a foreign  corporate  debt issuer to assess  whether  the  security's  credit  risk  is  commensurate  with  its potential return.

This  four-part  investment  process  is  designed  to  capture  the  depth of
experience   and  focus  of  each  of  the   Adviser's   fixed  income  sector
teams--government,  corporate,  mortgage backed,  asset-backed,  high yield and international.

The Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures and forward contracts, to efficiently implement the
Fund's overall investment strategies.  The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts.  First, the Adviser may use derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset.  Second, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to an index, such as the Fund's benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund's exposure to a sector of the fixed income market.  Third, the Adviser may use derivatives to obtain exposure to an issuer that does not have publicly traded debt. Fourth, the
Fund may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative).  Finally, the Adviser may use derivatives to implement the
Fund's hedging strategies, as more fully described below. There is no guarantee that any investment strategy involving the use of derivatives will work as intended.

Because the Fund refers to fixed income investments in its name, it will notify shareholders 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.

Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The
Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

         A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed income securities in which the
Fund invests:

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated
maturity may extend beyond one year.

MUNICIPAL SECURITIES
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits
(REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities.
This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise
(and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the
Inverse Floater class.

Z Classes and Residual Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly,
REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Non-Governmental Mortgage Backed Securities
Non-governmental mortgage backed securities (including non-governmental CMOs)
are issued by private entities, rather than by U. S. government agencies.
The non-governmental mortgage backed securities in which the Fund invests will be treated as mortgage related asset-backed securities.  These securities involve credit risks and liquidity risks.

ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of pass through instruments or asset-backed bonds. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like
Floaters, Inverse Floaters, IOs and POs.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS
Insurance contracts include guaranteed investment contracts, funding agreements and annuities.  The Fund treats these contracts as fixed income securities.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

o    it is organized  under that laws of, or has a principal  office located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial government or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
International Bank for Reconstruction and Development (the World Bank), the
Asian Development Bank, the European Investment Bank and the Inter-American

Development Bank.
Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owed by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
Further, foreign government securities include mortgage related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.  Other derivative contracts
(such as swaps) require payments relating to the income or returns from the underlying asset.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price.  Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.
Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time.  Such limits may prevent the Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.
Futures contracts traded OTC are frequently referred to as forward contracts.
The Fund can buy or sell financial futures, index futures, and foreign currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses
(or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.  Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

o    Buy call options on indices, securities, currencies (both U.S. and foreign)
     and other derivative contracts in which the Fund may invest;

|_|" Write call  options  on  indices,  securities,  currencies  (both U.S.  and foreign) and other derivative  contracts in which the Fund may invest. If a call  written by the Fund is  exercised,  the Fund  foregoes  any  possible profit from an increase in the market  price of the  underlying  asset over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

o    Buy put options on indices, securities, currencies (both U.S. and foreign), and other derivative contracts in which the Fund may invest; and

|_|" Write put  options  on  indices,  securities,  currencies  (both  U.S.  and foreign),  and other derivative  contracts in which the Fund may invest. In writing  puts,  there  is a risk  that the  Fund  may be  required  to take delivery of the  underlying  asset when its current  market  price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms.
Common types of swaps in which the Fund may invest include caps and floors, interest rate swaps, total return swaps and credit default swaps.

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank Offer Rate
(LIBOR) swap would require one party to pay the equivalent of the LIBOR of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

TOTAL RATE OF RETURN SWAPS
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies.  The parties might agree to exchange the notional principal amount as well.

CREDIT DEFAULT SWAPS
A credit default swap ("CDS") is an agreement between two parties (the
"Counterparties") whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to another party (the "Protection Seller"), provided that no designated event of default (an "Event of Default") occurs on a particular bond or with respect to the unsecured credit of an issuer, in general (the "Reference Instrument"). If an Event of Default occurs, the
Protection Seller must pay the Protection Buyer the full notional value, or
"par value," of the Reference Instrument in exchange for the Reference
Instrument or another similar bond issued by the issuer of the Reference
Instrument (the "Deliverable Bond"). The Counterparties agree to the characteristics of the Deliverable Bond at the time that they enter into the
CDS. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. Under normal circumstances, the Fund will enter into a CDS for hedging purposes (as Protection Buyer) or to generate additional income (as
Protection Seller). If the Fund is a Protection Buyer and no Event of Default
occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of
Default occurs, the Fund (as Protection Buyer) will deliver the Deliverable
Bond and receive a payment equal to the full notional value of the Reference
Instrument, even though the Reference Instrument may have little or no value.
If the Fund is the Protection Seller and no Event of Default occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if an Event of Default occurs, the Fund (as Protection Seller) will pay the
Protection Buyer the full notional value of the Reference Instrument and receive the Deliverable Bond from the Protection Buyer.  A CDS may involve greater risks than if the Fund invested directly in the Reference Instrument.
For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Instrument and the Counterparty to the CDS.

CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities.  The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.  The following describes the types of equity securities in which the Fund invests.

Common Stocks
Common stocks are the most prevalent type of equity security.  Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.  Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  The Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date).  The Fund may buy the designated securities by paying the exercise price before the expiration date.  Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date.  This increases the market risks of warrants as compared to the underlying security.  Rights are the same as warrants, except companies typically issue rights to existing stockholders.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.
Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.
The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate risks and credit risks.

Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities.  Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a single bond, a portfolio of bonds, or with respect to the unsecured credit of an issuer, in general (the "Reference Instrument").
The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Instrument. Upon maturity of the CLN, the
Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default
(an "Event of Default") with respect to the Reference Instrument nor a restructuring of the issuer of the Reference Instrument (a "Restructuring
Event") or (ii) the value of the Reference Instrument, if an Event of Default or Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Instrument in the event of an Event of Default or a
Restructuring Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument(s). However, almost any type of fixed income security (including foreign government securities)
or derivative contract (such as a credit default swap) can be used as the
Reference Instrument.


ASSET COVERAGE
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations in accordance with the Adviser's segregation policies.  Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.  The Fund may also invest in mortgage-backed, high yield and certain international fixed income securities primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the
Adviser. These other investment companies are managed independently of the
Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the
Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investment Ratings for Investment-Grade Securities
The Adviser will determine whether a security is investment-grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment-grade.
If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

o    Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the
     Fund will lose money.

o    Many fixed income  securities  receive credit ratings from services such as
     Standard & Poor's and Moody's Investors Service.  These services assign ratings to securities by assessing the likelihood of issuer default.  Lower credit  ratings  correspond  to higher  credit risk.  If a security has not received a rating,  the Fund must rely entirely  upon the Adviser's  credit assessment.

o    Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
     Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Call and Prepayment Risks

o    Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

o    If a fixed  income  security is called,  the Fund may have to reinvest  the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

o    Unlike  traditional  fixed  income  securities,  which pay a fixed  rate of interest until maturity (when the entire  principal amount is due) payments on mortgage backed  securities  include both interest and a partial payment of  principal.  Partial  payment of principal may be comprised of scheduled principal  payments  as well as  unscheduled  payments  from the  voluntary prepayment,  refinancing,  or foreclosure of the  underlying  loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

o    For example,  when interest  rates decline,  the values of mortgage  backed
     securities   generally   rise.   However,   when  interest  rates  decline,
     unscheduled  prepayments can be expected to accelerate,  and the Fund would be required  to  reinvest  the  proceeds  of the  prepayments  at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

o    Conversely,  when  interest  rates  rise,  the  values of  mortgage  backed securities  generally fall. Since rising interest rates typically result in decreased  prepayments,  this could  lengthen the average lives of mortgage backed  securities,  and cause their value to decline more than traditional fixed income securities.

o    Generally,  mortgage  backed  securities  compensate for the increased risk associated  with  prepayments  by  paying a higher  yield.  The  additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S.  Treasury  security with a comparable  maturity (the spread). An increase in the spread will cause the price  of the  mortgage  backed  security  to  decline.  Spreads  generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased  prepayment risk or is perceived to have less market demand.

Liquidity Risks

o    Trading  opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently,  the Fund may have to accept a lower price to sell a security,  sell other  securities to raise cash or give up an investment opportunity,  any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o    Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o    OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

Risks Associated with Complex CMOs

o    CMOs with complex or highly variable  prepayment  terms,  such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater
     market,   prepayment  and  liquidity   risks  than  other  mortgage  backed
     securities.  For example,  their prices are more volatile and their trading market may be more limited.

Risks Associated with Noninvestment Grade Securities

o    Securities  rated  below  investment-grade,   also  known  as  junk  bonds,
     generally   entail  greater   market,   credit  and  liquidity  risks  than
     investment-grade  securities.  For example, their prices are more volatile, economic  downturns  and  financial  setbacks  may affect their prices more negatively, and their trading market may be more limited.

Currency Risks

o    Exchange rates for currencies  fluctuate daily. The combination of currency risk and market risks tends to make  securities  traded in foreign  markets more volatile than securities traded exclusively in the U.S.

o    The Adviser  attempts to manage  currency  risk by limiting  the amount the
     Fund invests in securities  denominated in a particular currency.  However, diversification will not protect the Fund against a general increase in the value of the U.S. Dollar relative to other currencies.

Euro Risks

o    The Fund may make significant  investments in securities denominated in the
     Euro,  the new  single  currency  of the  European  Monetary  Union  (EMU).
     Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

o    With the advent of the Euro, the participating  countries in the EMU can no
     longer  follow  independent   monetary  policies.   This  may  limit  these
     countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Leverage Risks

o    Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o    Investments  can have these same  results if their  returns  are based on a multiple of a specified index, security, or other benchmark.

Emerging Market Risks

o    Securities  issued or traded in emerging  markets  generally entail greater risks than securities issued or traded in developed  markets.  For example, their  creditworthiness  and consequently their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also  experience  more  actual  or  perceived  severe  downturns  (with corresponding currency devaluations) than developed economies.

o    Emerging market countries may have relatively unstable  governments and may
     present  the  risk  of   nationalization   of  businesses,   expropriation,
     confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Risks of Investing in Derivative Contracts and Hybrid Instruments

o    The Fund's use of derivative  contracts  involves risks  different from, or possibly  greater than, the risks  associated  with  investing  directly in securities and other traditional  investments.  First, changes in the value of the  derivative  contracts  and  hybrid  instruments  in which  the Fund invests may not be correlated  with changes in the value of the  underlying asset or if they are  correlated,  may move in the opposite  direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss,  they may also reduce  potential  gains or, in some cases,  result in losses by offsetting  favorable  price  movements in portfolio holdings.  Third, there is a risk that derivatives  contracts and hybrid  instruments may be mispriced or improperly valued and, as a result, the Fund may need to make  increased  cash  payments  to the  counterparty.
     Finally,  derivative contracts and hybrid instruments may cause the Fund to realize  increased  ordinary income or short-term  capital gains (which are treated as  ordinary  income for  Federal  income tax  purposes)  and, as a result,  may increase taxable  distributions  to  shareholders.  Derivative contracts and hybrid  instruments may also involve other risks described in this prospectus, such as interest rate, stock market, credit, liquidity and leverage risks.

Stock Market Risks
o         The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations.
   Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the
   Fund against widespread or prolonged declines in the stock market.

Sector Risks
o          Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's investment objective is to provide total return. The investment objective may not be changed by the Fund's Board  without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short or Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Lending Cash or Securities
The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.

Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities).

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in aggregate, 15% of the
Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money, pledge securities or engage in reverse repurchase agreements during the coming fiscal year.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for mortgage backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o     for  other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.
If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.  The NAV for each class of Shares may differ due to the variance in daily net income realized by each class.
Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN (INSTITUTIONAL SERVICE SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of
Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule
12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.  In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.


Supplemental Payments

The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell;
the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.


Processing Support Payments

The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis;
payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.


Retirement Plan Program Servicing Payments

The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


Other Benefits to Financial Intermediaries

From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


EXCHANGING SECURITIES FOR SHARES


You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:
Holiday Company, Hollidaysburg, PA, owned approximately 3,789,012 Shares
(6.54)%.

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service
Shares: Stratevest Co., Brattlesboro, VT, owned approximately 5,008,015
Shares (8.70)%; Investors Bank & Trust Company, Purchase, NY, owned approximately 4,387,606 Shares (7.63)% and  Saxon Co., Philadelphia, PA,
owned approximately 4,359,534 Shares (7.58)%.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the
Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis.
Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of
December 31, 2005, the Corporation comprised three portfolios, and the
Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated
Fund Complex and serves for an indefinite term.

As of January 3, 2006, the Fund's Board and Officers as a group owned less than 1% of  the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

            Name
         Birth Date                                                                            Total Compensation
          Address                                                             Aggregate       From Corporation and
    Positions Held with                                                     Compensation            Federated
        Corporation             Principal Occupation(s) for Past Five         From Fund           Fund Complex
     Date Service Began                         Years,                      (past fiscal      (past calendar year)
                                Other Directorships Held and Previous           year)
                                             Position(s)
John F. Donahue*                Principal Occupations: Director or               $0                    $0
Birth Date: July 28, 1924       Trustee of the Federated Fund
DIRECTOR                        Complex; Chairman and Director,
Began serving: October 1993     Federated Investors, Inc.

                                Previous Positions: Chairman of the
                                Federated Fund Complex; Trustee,
                                Federated Investment Management
                                Company and Chairman and Director,
                                Federated Investment Counseling.

J. Christopher Donahue*         Principal Occupations: Principal                 $0                    $0
Birth Date: April 11, 1949      Executive Officer and President of
PRESIDENT AND DIRECTOR          the Federated Fund Complex; Director
Began serving: March 1995       or Trustee of some of the Funds in
                                the Federated Fund Complex;
                                President, Chief Executive Officer
                                and Director, Federated Investors,
                                Inc.; Chairman and Trustee, Federated
                                Investment Management Company;
                                Trustee, Federated Investment
                                Counseling; Chairman and Director,
                                Federated Global Investment
                                Management Corp.; Chairman, Federated
                                Equity Management Company of
                                Pennsylvania, Passport Research, Ltd.
                                (Investment advisory subsidiary of
                                Federated) and Passport Research II,
                                Ltd. (Investment advisory subsidiary
                                of Federated); Trustee, Federated
                                Shareholder Services Company;
                                Director, Federated Services Company.

                                Previous Positions: President,
                                Federated Investment Counseling;
                                President and Chief Executive
                                Officer, Federated Investment
                                Management Company, Federated Global
                                Investment Management Corp. and
                                Passport Research, Ltd.

Lawrence D. Ellis, M.D.*        Principal Occupations: Director or            $1,300.92             $148,500
Birth Date: October 11, 1932    Trustee of the Federated Fund
3471 Fifth Avenue               Complex; Professor of Medicine,
Suite 1111                      University of Pittsburgh; Medical
Pittsburgh, PA                  Director, University of Pittsburgh
DIRECTOR                        Medical Center Downtown;
Began serving: October 1993     Hematologist, Oncologist and
                                Internist, University of Pittsburgh
                                Medical Center.

                                Other Directorships Held: Member,
                                National Board of Trustees, Leukemia
                                Society of America.

                                Previous Positions: Trustee,
                                University of Pittsburgh; Director,
                                University of Pittsburgh Medical
                                Center.

------------------------------------------------------------------------------
* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

            Name
         Birth Date                                                                            Total Compensation
          Address                                                             Aggregate       From Corporation and
    Positions Held with                                                     Compensation         Federated Fund
        Corporation             Principal Occupation(s) for Past Five         From Fund              Complex
     Date Service Began                         Years,                      (past fiscal      (past calendar year)
                                Other Directorships Held and Previous           year)
                                             Position(s)
Thomas G. Bigley                Principal Occupation: Director or             $1,431.02             $163,350
Birth Date: February 3, 1934    Trustee of the Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                  Other Directorships Held: Director,
DIRECTOR                        Member of Executive Committee,
Began serving: November 1994    Children's Hospital of Pittsburgh;
                                Director, University of Pittsburgh.

                                Previous Position: Senior Partner,
                                Ernst & Young LLP.

John T. Conroy, Jr.             Principal Occupations: Director or            $1,431.02             $163,350
Birth Date: June 23, 1937       Trustee of the Federated Fund
Investment Properties           Complex; Chairman of the Board,
Corporation                     Investment Properties Corporation;
3838 North Tamiami Trail        Partner or Trustee in private real
Suite 402                       estate ventures in Southwest Florida.
Naples, FL
DIRECTOR                        Previous Positions: President,
Began serving: October 1993     Investment Properties Corporation;
                                Senior Vice President, John R. Wood
                                and Associates, Inc., Realtors;
                                President, Naples Property
                                Management, Inc. and Northgate
                                Village Development Corporation.

Nicholas P. Constantakis        Principal Occupation: Director or             $1,431.02             $163,350
Birth Date: September 3,        Trustee of the Federated Fund Complex.
1939
175 Woodshire Drive             Other Directorships Held: Director
Pittsburgh, PA                  and Member of the Audit Committee,
DIRECTOR                        Michael Baker Corporation
Began serving: February 1998    (engineering and energy services
                                worldwide).

                                Previous Position: Partner, Andersen
                                Worldwide SC.

John F. Cunningham              Principal Occupation: Director or             $1,300.92             $148,500
Birth Date: March 5, 1943       Trustee of the Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                  Other Directorships Held: Chairman,
DIRECTOR                        President and Chief Executive
Began serving: April 1999       Officer, Cunningham & Co., Inc.
                                (strategic business consulting);
                                Trustee Associate, Boston College.

                                Previous Positions: Director, Redgate
                                Communications and EMC Corporation
                                (computer storage systems); Chairman
                                of the Board and Chief Executive
                                Officer, Computer Consoles, Inc.;
                                President and Chief Operating
                                Officer, Wang Laboratories; Director,
                                First National Bank of Boston;
                                Director, Apollo Computer, Inc.

Peter E. Madden                 Principal Occupation: Director or             $1,300.92             $148,500
Birth Date: March 16, 1942      Trustee of the Federated Fund
One Royal Palm Way              Complex.
100 Royal Palm Way
Palm Beach, FL                  Other Directorships Held: Board of
DIRECTOR                        Overseers, Babson College.
Began serving: October 1993
                                Previous Positions: Representative,
                                Commonwealth of Massachusetts General
                                Court; President, State Street Bank
                                and Trust Company and State Street
                                Corporation (retired); Director, VISA
                                USA and VISA International; Chairman
                                and Director, Massachusetts Bankers
                                Association; Director, Depository
                                Trust Corporation; Director, The
                                Boston Stock Exchange.

Charles F. Mansfield, Jr.       Principal Occupations: Director or            $1,431.02             $163,350
Birth Date: April 10, 1945      Trustee of the Federated Fund
80 South Road                   Complex; Management Consultant.
Westhampton Beach, NY
DIRECTOR                        Previous Positions: Chief Executive
Began serving: April 1999       Officer, PBTC International Bank;
                                Partner, Arthur Young & Company
                                (now Ernst & Young LLP); Chief
                                Financial Officer of Retail Banking
                                Sector, Chase Manhattan Bank; Senior
                                Vice President, HSBC Bank USA
                                (formerly, Marine Midland Bank); Vice
                                President, Citibank; Assistant
                                Professor of Banking and Finance,
                                Frank G. Zarb School of Business,
                                Hofstra University; Executive Vice
                                President DVC Group, Inc. (marketing,
                                communications and technology).

John E. Murray, Jr., J.D.,      Principal Occupations: Director or            $1,561.11             $178,200
S.J.D.                          Trustee, and Chairman of the Board of
Birth Date: December 20,        Directors or Trustees, of the
1932                            Federated Fund Complex; Chancellor
Chancellor, Duquesne            and Law Professor, Duquesne
University                      University; Partner, Murray, Hogue
Pittsburgh, PA                  & Lannis.
DIRECTOR
Began serving: February 1995    Other Directorships Held: Director,
                                Michael Baker Corp. (engineering,
                                construction, operations and
                                technical services).

                                Previous Positions: President,
                                Duquesne University; Dean and
                                Professor of Law, University of
                                Pittsburgh School of Law; Dean and
                                Professor of Law, Villanova
                                University School of Law.

Marjorie P. Smuts               Principal Occupations:  Director or           $1,300.92             $148,500
Birth Date: June 21, 1935       Trustee of the Federated Fund
4905 Bayard Street              Complex; Public Relations/Marketing
Pittsburgh, PA                  Consultant/Conference Coordinator.
DIRECTOR
Began serving: October 1993     Previous Positions: National
                                Spokesperson, Aluminum Company of
                                America; television producer;
                                President, Marj Palmer Assoc.; Owner,
                                Scandia Bord.

John S. Walsh                   Principal Occupations:  Director or           $1,300.92             $148,500
Birth Date: November 28,        Trustee of the Federated Fund
1957                            Complex; President and Director, Heat
2604 William Drive              Wagon, Inc. (manufacturer of
Valparaiso, IN                  construction temporary heaters);
DIRECTOR                        President and Director, Manufacturers
Began serving: April 1999       Products, Inc. (distributor of
                                portable construction heaters);
                                President, Portable Heater Parts, a
                                division of Manufacturers Products,
                                Inc.

                                Previous Position: Vice President,
                                Walsh & Kelly, Inc.

------------------------------------------------------------------------------

OFFICERS**

            Name
         Birth Date
           Address
     Positions Held with
         Corporation            Principal Occupation(s) and Previous Position(s)
-----------------------------
     Date Service Began
John W. McGonigle            Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938 Secretary of the Federated Fund Complex; Vice
-----------------------------Chairman, Executive Vice President, Secretary and
EXECUTIVE VICE PRESIDENT AND Director, Federated Investors, Inc.
SECRETARY
Began serving: November 1993 Previous Positions: Trustee, Federated Investment
                             Management Company and Federated Investment
                             Counseling; Director, Federated Global Investment
                             Management Corp., Federated Services Company and
                             Federated Securities Corp.

Robert J. Ostrowski          Principal Occupations:  Robert J. Ostrowski joined
Birth Date: April 26, 1963   Federated in 1987 as an Investment Analyst and became
CHIEF INVESTMENT OFFICER     a Portfolio Manager in 1990. He was named Chief
Began serving: May 2004      Investment Officer of taxable fixed income products in
                             2004 and also serves as a Senior Portfolio Manager. He
                             has been a Senior Vice President of the Fund's Adviser
                             since 1997. Mr. Ostrowski is a Chartered Financial
                             Analyst. He received his M.S. in Industrial
                             Administration from Carnegie Mellon University.
                             -------------------------------------------------------

Richard A. Novak             Principal Occupations: Principal Financial Officer and
Birth Date: December 25, 1963Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                    President, Federated Administrative Services. ;
Began serving: January 2006  Financial and Operations Principal for Federated
                             Securities Corp., Edgewood Services, Inc. and
                             Southpointe Distribution Services, Inc.; Senior Vice
                             President and Controller of Federated Investors, Inc.

                             Previous Positions: Vice President, Finance of
                             Federated Services Company; held various financial
                             management positions within The Mercy Hospital of
                             Pittsburgh; Auditor, Arthur Anderson & Co.
Richard J. Thomas            Principal Occupations: Principal Financial Officer and
Birth Date: June 17, 1954    Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                    President, Federated Administrative Services.
Began serving: November 1998
                             Previous Positions: Vice President, Federated
                             Administrative Services; held various management
                             positions within Funds Financial Services Division of
                             Federated Investors, Inc.

Joseph M. Balestrino         Joseph M. Balestrino has been the Fund's Portfolio
Birth Date: November 3, 1954 Manager since September 1996.  He is Vice President of
VICE PRESIDENT               the Corporation.   Mr. Balestrino joined Federated in
Began serving: November 1998 1986 and has been a Senior Portfolio Manager and
                             Senior Vice President of the Fund's Adviser since
                             1998. He was a Portfolio Manager and a Vice President
                             of the Fund's Adviser from 1995 to 1998. Mr.
                             Balestrino served as a Portfolio Manager and an
                             Assistant Vice President of the Adviser from 1993 to
                             1995. Mr. Balestrino is a Chartered Financial Analyst
                             and received his Master's Degree in Urban and Regional
                             Planning from the University of Pittsburgh.

------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund.
COMMITTEES of the board

                                                                                                Meetings Held
Board Committee          Committee                                                               During Last
                          Members                         Committee Functions                    Fiscal Year
Executive          John F. Donahue           In between meetings of the full Board, the              Six
                   John E. Murray, Jr.,      Executive Committee generally may exercise
                   J.D., S.J.D.              all the powers of the full Board in the
                   ---------------------     management and direction of the business and
                   John S. Walsh             conduct of the affairs of the Corporation in
                                             such manner as the Executive Committee shall
                                             deem to be in the best interests of the
                                             Corporation.  However, the Executive
                                             Committee cannot elect or remove Board
                                             members, increase or decrease the number of
                                             Directors, elect or remove any Officer,
                                             declare dividends, issue shares or recommend
                                             to shareholders any action requiring
                                             shareholder approval.

Audit              Thomas G. Bigley          The purposes of the Audit Committee are to             Nine
                   John T. Conroy, Jr.       oversee the accounting and financial
                   Nicholas P.               reporting process of the Fund, the Fund's
                   Constantakis              internal control over financial reporting,
                   Charles F.                and the quality, integrity and independent
                   Mansfield, Jr.            audit of the Fund's financial statements.
                                             The Committee also oversees or assists the
                                             Board with the oversight of compliance with
                                             legal requirements relating to those
                                             matters, approves the engagement and reviews
                                             the qualifications, independence and
                                             performance of the Fund's independent
                                             registered public accounting firm, acts as a
                                             liaison between the independent registered
                                             public accounting firm and the Board and
                                             reviews the Fund's internal audit function.

Nominating         Thomas G. Bigley          The Nominating Committee, whose members                 One
                   John T. Conroy, Jr.       consist of all Independent Directors,
                   Nicholas P.               selects and nominates persons for election
                   Constantakis              to the Fund's Board when vacancies occur.
                   John F. Cunningham        The Committee will consider candidates
                   Peter E. Madden           recommended by shareholders, Independent
                   Charles F.                Directors, officers or employees of any of
                   Mansfield, Jr.            the Fund's agents or service providers and
                   John E. Murray, Jr.       counsel to the Fund. Any shareholder who
                   Marjorie P. Smuts         desires to have an individual considered for
                   John S. Walsh             nomination by the Committee must submit a
                                             recommendation in writing to the Secretary
                                             of the Fund, at the Fund's address appearing
                                             on the back cover of this Statement of
                                             Additional Information. The recommendation
                                             should include the name and address of both
                                             the shareholder and the candidate and
                                             detailed information concerning the
                                             candidate's qualifications and experience.
                                             In identifying and evaluating candidates for
                                             consideration, the Committee shall consider
                                             such factors as it deems appropriate.  Those
                                             factors will ordinarily include:  integrity,
                                             intelligence, collegiality, judgment,
                                             diversity, skill, business and other
                                             experience, qualification as an "Independent
                                             Director," the existence of material
                                             relationships which may create the
                                             appearance of a lack of independence,
                                             financial or accounting knowledge and
                                             experience, and dedication and willingness
                                             to devote the time and attention necessary
                                             to fulfill Board responsibilities.

------------------------------------------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2005

                                                                 Aggregate
                                   Dollar Range of            Dollar Range of
                                    Shares Owned              Shares Owned in
                                 in Federated Total         Federated Family of
Interested                        Return Bond Fund         Investment Companies
Board Member Name

John F. Donahue                     Over $100,000              Over $100,000

J. Christopher Donahue            $10,001 - $50,000            Over $100,000

Lawrence D. Ellis, M.D.                 None                   Over $100,000

Independent
Board Member Name
Thomas G. Bigley
                                        None                   Over $100,000

John T. Conroy, Jr.                 Over $100,000              Over $100,000

Nicholas P. Constantakis                None                   Over $100,000

John F. Cunningham                      None                   Over $100,000

Peter E. Madden                         None                   Over $100,000

Charles F. Mansfield, Jr.          $10,001-$50,000             Over $100,000

John E. Murray, Jr., J.D.,              None                   Over $100,000
S.J.D.

Marjorie P. Smuts                  $10,001-$50,000             Over $100,000

John S. Walsh                      $1.00 - $10,000             Over $100,000


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Portfolio Manager Information
The following information about the Fund's Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year.

                                        Total Number of Other
 Other Accounts Managed by                Accounts Managed/
 Joseph M. Balestrino                       Total Assets*

 Registered Investment               7 funds/ $2,829.59 million
 Companies

 Other Pooled Investment                    0 portfolios
 Vehicles

 Other Accounts                              0 accounts

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Joe Balestrino is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.
The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated
Investors, Inc. (Federated).  There are four weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the
predominant factor.   Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and
Financial Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. Lehman Brothers Universal Bond Index), and on a rolling 3 and 5 calendar year pre-tax total return basis vs. a designated peer group of comparable funds.  These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded.  As noted above, Mr. Balestrino is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager.  In his role as Head of the U.S. Investment Grade Bond Group, Mr. Balestrino has
oversight responsibility for other portfolios that he does not personally manage.  A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups.  In addition, Mr. Balestrino serves on one or more Investment
Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed
Income funds.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors:  growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

                                        -----------------------------------

Other Accounts Managed by Christopher     Total Number of Other Accounts
Smith                                        Managed / Total Assets*
---------------------------------------------------------------------------
---------------------------------------------------------------------------

Registered Investment Companies            6 funds / $2,200.90 million
---------------------------------------------------------------------------
---------------------------------------------------------------------------

Other Pooled Investment Vehicles          2 portfolios / $272.86 million
---------------------------------------------------------------------------
---------------------------------------------------------------------------

Other Accounts                             9 accounts / $469.37 million
---------------------------------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Christopher Smith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of
Federated Investors, Inc. (Federated).  There are four weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP)
is the predominant factor.   Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and
Financial Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. Lehman Brothers Universal Bond Index), and on a rolling 3 and 5 calendar year pre-tax total return basis vs. a designated peer group of comparable funds.  These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded.  As noted above, Mr. Smith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager.  In addition, Mr. Smith serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors:  growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers'
compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.  Although they do permit these people to trade in securities, including those that the
Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the
Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform the Interested
Company that the Proxy Committee has exclusive authority to determine how the
Adviser will vote.  Any Proxy Committee member contacted by an Interested
Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy
Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an
Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser
(or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to FederatedInvestors.com; select "Products;" select the Fund;
then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at
www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day)
after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products"
section, and from the Fund's page click on the "Portfolio Holdings" or
"Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on
"Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the
Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance
Officer of the Fund.  The President of the Adviser and the Chief Compliance
Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below).  The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the
Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.  Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

On November 30, 2005, the Fund owned securities of the following regular broker/dealers: Morgan Stanley- $803,233; J.P. Morgan- $2,610,385; Goldman
Sachs- $4,973,770; Bear Sterns- $256,602; and Wachovia- $3,209,498.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all
Federated funds as specified below:

                                        Average Aggregate Daily
Maximum Administrative Fee         Net Assets of the Federated Funds

0.150 of 1%                             on the first $5 billion

0.125 of 1%                              on the next $5 billion

0.100 of 1%                             on the next $10 billion

0.075 of 1%                            on assets over $20 billion

The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the
Fund are held by foreign banks participating in a network coordinated by
State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended November 30         2005              2004            2003

Advisory Fee Earned                 $5,646,398        $5,039,186      $4,107,204

Advisory Fee Reduction              2,949,530          2,943,601      2,175,410

Advisory Fee Reimbursement              0               10,231          6,656

Administrative Fee                  1,075,639           959,965        776,566

12b-1 Fee:

Institutional Service Shares         311,008              --              --

Shareholder Services Fee:

Institutional Shares                    --                --              --

Institutional Service Shares        1,522,834             --              --

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of
Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 2005.

Yield is given for the 30-day period ended November 30, 2005.

                                                                                         Start of
                                                                                      Performance on
                                                        1 Year          5 Years         10/1/1996
                                  30-Day Period

Institutional Shares

Total Return

Before Taxes                           N/A              2.32%            6.16%            6.73%

After Taxes on                         N/A              0.61%            4.05%            4.33%
Distributions

After Taxes on                                          1.51%            3.99%            4.27%
Distributions and Sale
of Shares                              N/A

Yield                                 5.48%              N/A              N/A              N/A

                                                                                    Start of
                                                                                    Performance on
                                                        1 Year          5 Years     10/1/1996
                                  30-Day Period

Institutional Service
Shares

Total Return

Before Taxes                           N/A              2.03%            5.84%      6.41%

After Taxes on                         N/A              0.42%            3.86%      4.14%
Distributions

After Taxes on                                          1.32%            3.80%      4.08%
Distributions and Sale
of Shares                              N/A

Yield                                 5.19%              N/A              N/A       N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Russell Active Sector Rotation Accounts Universe
Russell Active Sector Rotation Accounts Universe includes portfolios that change interest rate exposure relative to the Lehman Brothers Aggregate Bond
Index or other broad market indexes, with changes in portfolio interest rate sensitivity limited to approximately plus or minus 20% index duration.
Durations have typically been 3.5 to 6 years. Primary emphasis is on selecting undervalued sectors or issues. Includes separate accounts, pooled funds, or mutual funds managed by investment advisors, banks or insurance companies.

Lipper, Inc.
Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "Intermediate Investment-Grade
Debt" category in advertising and sales literature.

Lehman Brothers Government/Credit (Total) Index
Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Lehman Brothers Intermediate Government/Credit Bond Index
Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers
Government/Corporate Bond Index with maturities between 1 and 9.99 years.
Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Aggregate Bond Index
Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage
Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

WHO IS FEDERATED INVESTORS, INC.?

Federated   and  its   subsidiaries   are  dedicated  to  providing  you  with
world-class investment management.  With offices in Pittsburgh,  New York City and Frankfurt,  Federated is a firm with independent research, product breadth and industry standing.

Federated  seeks to achieve  superior and sustainable  investment  performance for a broad array of global clients through a disciplined  investment  process and an  information  advantage  created by proprietary  fundamental  research.
Federated  is  distinctive  in  our   disciplined   process  that   integrates
proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW


Equities
As  of  December  31,  2005,   Federated  managed  35  equity  funds  totaling
approximately  $26.0 billion in assets across  growth,  value,  equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2005,  Federated  managed 33 taxable bond funds  including:
high-yield,  multi-sector,  mortgage-backed,  U.S. government,  U.S. corporate and international, with assets approximating $16.0 billion.

Tax Free Fixed Income
As of  December  31,  2005,  Federated  managed 15  municipal  bond funds with approximately  $3.1 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

Money Market Funds
As of December 31, 2005,  Federated managed $145.3 billion in assets across 53 money market  funds,  including 18  government,  12 prime,  22 municipal and 1 euro-denominated  with assets  approximating  $54.9  billion,  $62.6  billion,
$27.6 billion and $113.8 million.

The  Chief  Investment  Officers  responsible  for  oversight  of the  various investment  sectors  within  Federated are:  Stephen F. Auth,  CFA, for Global
Equity;  Robert J. Ostrowski,  CFA, for Taxable Fixed Income;  Mary Jo Ochson,
CFA,  for Tax Free Fixed  Income;  and Deborah A.  Cunningham,  CFA, for Money
Market Funds.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended November 30
2005, are incorporated herein by reference to the Annual Report to
Shareholders of Federated Total Return Bond Fund dated November 30, 2005.


INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.  These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb--Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.  .

b--Very Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.  .

ccc, cc, c--Extremely Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus)
to indicate whether credit quality is near the top or bottom of a category.
A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public
Data modifier ("pd") which indicates that a company does not subscribe to
A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.


ADDRESSES

FEDERATED TOTAL RETURN BOND FUND

Institutional Shares

Institutional Service Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


APPENDIX


The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian
State Street Bank and Trust

Securities Lending Agent
State Street Bank and Trust
HSBC

Independent Registered Public Accounting Firm
Ernst & Young LLP

Legal Counsel
Reed Smith LLP
Dickstein, Shapiro, Morin & Oshinsky, LLP

Service Providers
Bloomberg
Factset
Institutional Shareholder Services, Inc.
Wilshire Associates, Inc.

Security Pricing Services
FT Interactive Data
Reuters

Ratings Agencies
S&P

Performance Reporting/Publications
Fidelity Strategic Advisors
Lipper
Morningstar
NASDAQ
Value Line
Vickers
Wiesenberger/Thomson Financial

Other
Astec Consulting Group, Inc.
Investment Company Institute

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS


January 31, 2006


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of investment grade fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS


Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	9
What are the Specific Risks of Investing in the Fund?	14
What Do Shares Cost?	17
How is the Fund Sold?	24
Payments to Financial Intermediaries	25
How to Purchase Shares	27
How to Redeem and Exchange Shares	29
Account and Share Information	33
Who Manages the Fund	36
Legal Proceedings	37
Financial Information	38


Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the Fund’s investment adviser (Adviser), benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of investment grade fixed income securities, including mortgage-backed securities, corporate debt securities and U.S. government obligations. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.
  Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risk. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.
  Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 3.51% (quarter ended September 30, 2002). Its lowest quarterly return was (2.10)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend upon each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Lehman Brothers Aggregate Bond Index (LBAB), a broad-based market index and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDGA). The LBAB is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2005)

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	1 Year	Start of Performance[1]

Class A Shares:

Return Before Taxes	(2.91)%	3.70%

Return After Taxes on Distributions[2]	(4.38)%	1.91%

Return After Taxes on Distributions and Sale of Fund Shares[2]	(1.90)%	2.08%

Class B Shares:

Return Before Taxes	(4.21)%	4.02%

Class C Shares:

Return Before Taxes	(0.81)%	4.16%

LBAB	2.43%	6.61%

LIIGDGA	1.77%	4.58%

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1 The Fund’s Class A, Class B and Class C Shares start of performances dates were August 16, 2001, August 3, 2001 and August 2, 2001, respectively.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

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FEDERATED TOTAL RETURN BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B, or Class C Shares of the Fund.

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Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.25%	0.75%	0.75%
Other Expenses[3]	0.46%	0.46%	0.44%
Total Annual Fund Operating Expenses	1.11%	1.61%[4]	1.59%

1 The percentages shown are based on expenses for the entire year ended November 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2005.

Total Waivers of Fund Expenses	0.21%	0.21%	0.21%
Total Actual Annual Fund Operating Expenses (after waivers)	0.90%	1.40%	1.38%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.19% for the fiscal year ended November 30, 2005.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein.

4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B, and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption	$558	$787	$1,034	$1,741

Expenses assuming no redemption	$558	$787	$1,034	$1,741

Class B:

Expenses assuming redemption	$714	$908	$1,076	$1,777

Expenses assuming no redemption	$164	$508	$876	$1,777

Class C:

Expenses assuming redemption	$360	$597	$957	$1,970

Expenses assuming no redemption	$260	$597	$957	$1,970

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What are the Fund’s Investment Strategies?

The Fund pursues its investment objective by investing primarily in U.S. dollar denominated investment-grade fixed income securities. In addition, the Fund may invest in high-yield, non-U.S. dollar, and emerging market fixed income securities when the Adviser considers the risk-return prospects of those sectors to be attractive.

The Adviser expects that, normally, no more than 15% of the Fund’s total assets will be invested in securities that are rated below investment grade. However, the Fund may opportunistically invest up to 25% of its total assets in non-investment grade debt securities. The amount of any unhedged, non-U.S. dollar securities in the Fund’s portfolio will normally not exceed 10% of the Fund’s total assets. The maximum amount that the Fund may invest in unhedged, non-U.S. dollar securities is 20% of the Fund’s total assets. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

The Adviser actively manages the Fund’s portfolio seeking total returns over longer time periods in excess of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index (LBAB). The LBAB is a composite index of the domestic investment-grade fixed rate bond market, represented by the following sectors: government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-backed securities. There can be no assurance that the Adviser will be successful in achieving investment returns in excess of the LBAB.

The Adviser utilizes a four-part decision making process.

  First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. “Duration” measures the sensitivity of a security’s price to changes in interest rates. The greater a portfolio’s average duration, the greater the change in the portfolio’s value in response to a change in market interest rates.
  Second, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve. The Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates.
  Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. The Fund primarily invests in the “core” sectors of the domestic investment-grade debt market represented in the LBAB. However, the Fund may also invest a portion of its assets in non-investment grade debt securities and non-U.S. dollar debt securities. The Adviser may hedge its investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns. The Fund’s investment strategy exposes investors to additional risks, which include credit risk, interest rate risk, currency risk and risks of foreign investing.
  Finally, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific benchmark. For example, the Adviser employs a fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. Similarly, with respect to mortgage-backed debt securities, the Adviser utilizes sophisticated quantitative models to analyze specific characteristics of the underlying pool and find the best available securities in the sector.

This four-part investment process is designed to capture the depth of experience and focus of each of the Adviser’s fixed income sector teams--government, corporate, mortgage-backed, asset-backed, high yield and international.

The Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures and forward contracts, to efficiently implement the Fund’s overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts. First, the Adviser may use derivatives to increase or decrease the Fund’s exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to an index, such as the Fund’s benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund’s exposure to a sector of the fixed income market. Third, the Adviser may use derivatives to obtain exposure to an issuer that does not have publicly traded debt. Fourth, the Fund may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative). Finally, the Adviser may use derivatives to implement the Fund’s hedging strategies, as more fully described below. There is no guarantee that any investment strategy involving the use of derivatives will work as intended.

Because the Fund refers to fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund primarily invests.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro data share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities may be denominated in the U.S. dollar or in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund’s exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, currency futures and foreign currency forward contracts.

Options

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including, financial indices, individual securities, and other derivative instruments, such as futures contracts. The Fund may buy or sell options on indices, securities, currencies (both U.S. and foreign), and other derivative contracts in which the Fund may invest.

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Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps, and caps and floors.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed, high yield and certain international fixed income securities primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the Adviser. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

SPECIAL TRANSACTIONS

Hybrid Instruments

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTES

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A credit linked note is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a “Reference Instrument”). Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument. However, almost any type of fixed income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations in accordance with the Adviser’s segregation policies. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

The Fund’s use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund’s current NAV and public offering price may be found in the mutual funds section of certain local newspapers under “Federated.”

The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund’s Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges

Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]

Class A	$1,500/$100	4.50%	0.00%

Class B	$1,500/$100	None	5.50%

Class C	$1,500/$100	1.00%	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of a financial intermediary may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”

3 See “Sales Charge When You Redeem.”

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.

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Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charge When You Purchase.”) On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE

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The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

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Class A Shares:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater[1]	0.00%	0.00%

Class C Shares:

All Purchases	1.00%	1.01%

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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

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REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your financial intermediary must notify the Fund’s Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through “Section 529” college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated’s website free of charge, Federated does not disclose this information separately on the website.

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Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;
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Concurrent and Accumulated Purchases

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  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months (call your financial intermediary or the Fund for more information). The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.
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ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;
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  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
  as a Federated Life Member (Federated shareholders who originally were issued shares through the “Liberty Account,” which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only); or
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  as a Director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
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  pursuant to the exchange privilege.
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The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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Class A Shares:

If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:

Shares Held Up To:	CDSC

1 Year	5.50%

2 Years	4.75%

3 Years	4.00%

4 Years	3.00%

5 Years	2.00%

6 Years	1.00%

7 Years or More	0.00%

Class C Shares:

You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.

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If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

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Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
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  purchased by Directors employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
  purchased through a financial intermediary that did not receive an advance commission on the purchase;
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  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
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  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange); and
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Class B Shares Only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

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The Fund offers six Share classes: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares and Class C Shares. All Share classes have different sales charges and other expenses which affect their performance. The Fund also offers by separate prospectuses two additional classes of Shares that may be preferable for shareholders purchasing $25,000 or more or $250,000 or more. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the “Dealer Reallowance”) and retains any remaining portion of the front-end sales charge.

When a financial intermediary’s customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:

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Class A Shares:

Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price

Less than $100,000	4.00%

$100,000 but less than $250,000	3.25%

$250,000 but less than $500,000	2.25%

$500,000 but less than $1 million	1.80%

$1 million or greater	0.00%

Class C Shares:

All Purchase Amounts	1.00%

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ADVANCE COMMISSIONS

When a financial intermediary’s customer purchases Shares, the financial intermediary may receive an advance commission as follows:

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Class A Shares (for purchases over $1 million):

Purchase Amount	Advance Commission as a Percentage of Public Offering Price

First $1 million - $5 million	0.75%

Next $5 million - $20 million	0.50%

Over $20 million	0.25%

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Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

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Class B Shares:

Purchase Amount	Advance Commission as a Percentage of Public Offering Price

All Purchase Amounts	Up to 5.50%

Class C Shares:

All Purchase Amounts	1.00%

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RULE 12B-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% for Class A Share and 0.75% for Class B and Class C Shares of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

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THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

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You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information–Frequent Trading Policies.”

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

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Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “What Do Shares Cost?” The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund also monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Who Manages the Fund?

The Board of Directors (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

Joseph M. Balestrino

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Joseph M. Balestrino has been the Fund’s Portfolio Manager since September 1996. He is Vice President of the Federated Total Return Series, Inc. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund’s Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund’s Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master’s Degree in Urban and Regional Planning from the University of Pittsburgh.

Christopher J. Smith

Christopher J. Smith has been the Fund’s Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund’s Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated November 30, 2005.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the financial performance of the Fund’s Class A Shares, Class B Shares and Class C Shares since inception. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights–Class A Shares

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(For a Share Outstanding Throughout Each Period)

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	Year Ended November 30,				Period Ended 11/30/2001

	2005 [1]	2004	2003	2002	[2]

Net Asset Value, Beginning of Period	$10.79	$10.75	$10.62	$10.68	$10.61
Income From Investment Operations:
Net investment income	0.45	0.46 [3]	0.46	0.59	0.17
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.05	0.14	(0.02)	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.19	0.51	0.60	0.57	0.24

Less Distributions:
Distributions from net investment income	(0.46)	(0.47)	(0.47)	(0.58)	(0.17)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.46)	(0.47)	(0.47)	(0.63)	(0.17)

Net Asset Value, End of Period	$10.52	$10.79	$10.75	$10.62	$10.68

Total Return[4]	1.77%	4.81%	5.69%	5.58%	2.29%

Ratios to Average Net Assets:

Net expenses	0.90%	0.93%	0.87%	0.85%	0.85%[5]

Net investment income	4.25%	4.24%	4.20%	5.69%	5.82%[5]

Expense waiver/reimbursement[6]	0.21%	0.23%	0.21%	0.23%	0.23%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$92,425	$71,788	$94,713	$60,728	$7,302

Portfolio turnover	37%	16%	60%	74%	68%

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1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 16, 2001 (date of initial public investment) to November 30, 2001.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2005, which can be obtained free of charge.

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Financial Highlights–Class B Shares

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(For a Share Outstanding Throughout Each Period)

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	Year Ended November 30,				Period Ended 11/30/2001

	2005 [1]	2004	2003	2002	[2]

Net Asset Value, Beginning of Period	$10.79	$10.75	$10.62	$10.68	$10.55
Income From Investment Operations:
Net investment income	0.40	0.40 [3]	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.05	0.13	(0.02)	0.13

TOTAL FROM INVESTMENT OPERATIONS	0.14	0.45	0.54	0.52	0.31

Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.41)	(0.41)	(0.41)	(0.58)	(0.18)

Net Asset Value, End of Period	$10.52	$10.79	$10.75	$10.62	$10.68

Total Return[4]	1.25%	4.29%	5.16%	5.05%	2.90%

Ratios to Average Net Assets:

Net expenses	1.40%	1.42%	1.37%	1.35%	1.35%[5]

Net investment income	3.72%	3.75%	3.70%	5.15%	5.13%[5]

Expense waiver/reimbursement[6]	0.21%	0.23%	0.21%	0.23%	0.23%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$49,205	$59,784	$71,646	$52,396	$12,877

Portfolio turnover	37%	16%	60%	74%	68%

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1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 3, 2001 (date of initial public investment) to November 30, 2001.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2005, which can be obtained free of charge.

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Financial Highlights–Class C Shares

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(For a Share Outstanding Throughout Each Period)

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	Year Ended November 30,				Period Ended 11/30/2001

	2005 [1]	2004	2003	2002	[2]

Net Asset Value, Beginning of Period	$10.79	$10.75	$10.62	$10.68	$10.56
Income From Investment Operations:
Net investment income	0.40	0.41 [3]	0.41	0.54	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	0.04	0.13	(0.02)	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.14	0.45	0.54	0.52	0.30

Less Distributions:
Distributions from net investment income	(0.41)	(0.41)	(0.41)	(0.53)	(0.18)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(0.05)	--

TOTAL DISTRIBUTIONS	(0.41)	(0.41)	(0.41)	(0.58)	(0.18)

Net Asset Value, End of Period	$10.52	$10.79	$10.75	$10.62	$10.68

Total Return[4]	1.28%	4.30%	5.16%	5.05%	2.82%

Ratios to Average Net Assets:

Net expenses	1.38%	1.40%	1.37%	1.35%	1.35%[5]

Net investment income	3.75%	3.78%	3.64%	5.15%	5.07%[5]

Expense waiver/reimbursement[6]	0.21%	0.23%	0.21%	0.23%	0.23%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$44,838	$54,449	$32,714	$14,287	$3,887

Portfolio turnover	37%	16%	60%	74%	68%

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1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 2, 2001 (date of initial public investment) to November 30, 2001.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated January 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc.
2006 © Federated Investors, Inc.

June 30, 2005

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796

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26520 (1/06)

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Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

PROSPECTUS

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January 31, 2006

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CLASS K SHARES

A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of investment grade fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	5
What are the Fund’s Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	9
What are the Specific Risks of Investing in the Fund?	15
What Do Shares Cost?	18
How is the Fund Sold?	20
Payments to Financial Intermediaries	20
How to Purchase Shares	21
How to Redeem and Exchange Shares	23
Account and Share Information	26
Who Manages the Fund?	29
Legal Proceedings	31
Financial Information	32

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Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the Fund’s investment adviser (Adviser), benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of investment grade fixed-income securities, including mortgage-backed securities, corporate debt securities and U.S. government obligations. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.
  Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The Fund’s Class K Shares is a new class of shares, which commenced operations on April 8, 2003. The Fund offers five other classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares. For the period prior to the commencement of operations of Class K Shares, the performance information shown in the bar chart below is for the Fund’s Institutional Shares, adjusted to reflect the expenses of Class K Shares. The performance information will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class K Shares total returns on a calendar year-by-year basis. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund’s Class K Shares are sold without a sales charge (load). The total returns in the bar chart above are based upon net asset value.

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Within the period shown in the bar chart, the Fund’s Class K Shares highest quarterly return was 4.29% (quarter ended September 30, 1998). Its lowest quarterly return was (2.16)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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As previously discussed, the Fund’s Class K Shares is a new class of shares, which commenced operations on April 8, 2003. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund’s Institutional Shares, adjusted to reflect the expenses of the Class K Shares. The table also shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Lehman Brothers Aggregate Bond Index (LBAB), a broad-based market index and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDGA). The LBAB is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2005)

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	1 Year	5 Years	Start of Performance[1]

Fund:

Return Before Taxes	1.45%	5.04%	5.80%

Return After Taxes on Distributions[2]	(0.01)%	3.28%	3.78%

Return After Taxes on Distributions and Sale of Fund Shares[2]	0.94%	3.25%	3.71%

LBAB	2.43%	5.87%	6.61%

LIIGDGA	1.77%	5.27%	5.80%

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1 The start of performances date of the Fund’s Institutional Shares was October 1, 1996.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund’s Fees and Expenses?

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FEDERATED TOTAL RETURN BOND FUND

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	0.50%
Other Expenses[3]	0.41%
Total Annual Fund Operating Expenses	1.31%

1 The percentages shown are based on expenses for the entire fiscal year ended November 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2005.

Total Waiver of Fund Expenses	0.21%
Total Actual Annual Fund Operating Expenses (after waiver)	1.10%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.19% for the fiscal year ended November 30, 2005.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder service or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please “Payments to Financial Intermediaries” herein.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class K Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$133

3 Years	$415

5 Years	$718

10 Years	$1,579

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What are the Fund’s Investment Strategies?

The Fund pursues its investment objective by investing primarily in U.S. dollar denominated investment-grade fixed-income securities. In addition, the Fund may invest in high-yield, non-U.S. dollar, and emerging market fixed-income securities when the Adviser considers the risk-return prospects of those sectors to be attractive.

The Adviser expects that, normally, no more than 15% of the Fund’s total assets will be invested in securities that are rated below investment grade. However, the Fund may opportunistically invest up to 25% of its total assets in non-investment grade debt securities. The amount of any unhedged, non-U.S. dollar securities in the Fund’s portfolio will normally not exceed 10% of the Fund’s total assets. The maximum amount that the Fund may invest in unhedged, non-U.S. dollar securities is 20% of the Fund’s total assets. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

The Adviser actively manages the Fund’s portfolio seeking total returns over longer time periods in excess of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index (LBAB). The LBAB is a composite index of the domestic investment-grade fixed rate bond market, represented by the following sectors: government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-backed securities. There can be no assurance that the Adviser will be successful in achieving investment returns in excess of the LBAB.

The Adviser utilizes a four-part decision making process.

  First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. “Duration” measures the sensitivity of a security’s price to changes in interest rates. The greater a portfolio’s average duration, the greater the change in the portfolio’s value in response to a change in market interest rates.
  Second, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve. The Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates.
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  Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. The Fund primarily invests in the “core” sectors of the domestic investment-grade debt market represented in the LBAB. However, the Fund may also invest a portion of its assets in non-investment grade debt securities and non-U.S. dollar debt securities. The Adviser may hedge its investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to remove the influence of currency fluctuations on investment returns. The Fund’s investment strategy exposes investors to additional risks, which include credit risk, interest rate risk, currency risk and risks of foreign investing.
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  Finally, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific benchmark. For example, the Adviser employs a fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. Similarly, with respect to mortgage-backed debt securities, the Adviser utilizes sophisticated quantitative models to analyze specific characteristics of the underlying pool and find the best available securities in the sector.

This four-part investment process is designed to capture the depth of experience and focus of each of the Adviser’s fixed-income sector teams–government, corporate, mortgage-backed, asset-backed, high yield and international.

The Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures and forward contracts, to efficiently implement the Fund’s overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts. First, the Adviser may use derivatives to increase or decrease the Fund’s exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to an index, such as the Fund’s benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund’s exposure to a sector of the fixed-income market. Third, the Adviser may use derivatives to obtain exposure to an issuer that does not have publicly traded debt. Fourth, the Fund may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative). Finally, the Adviser may use derivatives to implement the Fund’s hedging strategies, as more fully described below. There is no guarantee that any investment strategy involving the use of derivatives will work as intended.

Because the Fund refers to fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income investments.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances or; (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund primarily invests:

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro data share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities may be denominated in the U.S. dollar or in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund’s exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, currency futures and foreign currency forward contracts.

Options

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including, financial indices, individual securities, and other derivative instruments, such as futures contracts. The Fund may buy or sell options on indices, securities, currencies (both U.S. and foreign), and other derivative contracts in which the Fund may invest.

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Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps, and caps and floors.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed, high yield and certain international fixed-income securities primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the Adviser. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

SPECIAL TRANSACTIONS

Hybrid Instruments

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTES

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A credit linked note is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a “Reference Instrument”). Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument. However, almost any type of fixed-income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations in accordance with the Adviser’s segregation policies. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

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The Fund’s use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. The Fund’s Class K Shares do not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund’s current NAV and public offering price may be found in the mutual funds section of certain local newspapers under “Federated.”

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund’s Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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A retirement plan’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers six Share classes: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA Rollovers from such plans, directly or through investment professionals. Class K Shares are generally available only to retirement plans where plan level omnibus accounts are held on the books of the fund. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

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RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.50% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class K Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

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You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information–Frequent Trading Policies.”

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “What Do Shares Cost?” The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund also monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

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The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Who Manages the Fund?

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The Board of Directors (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Joseph M. Balestrino

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Joseph M. Balestrino has been the Fund’s Portfolio Manager since September 1996. He is Vice President of the Federated Total Return Series, Inc. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund’s Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master’s Degree in Urban and Regional Planning from the University of Pittsburgh.

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Christopher J. Smith

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Christopher J. Smith has been the Fund’s Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund’s Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

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The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund's Annual Report dated November 30, 2005.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

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The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s Class K Shares financial performance since inception. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights–Class K Shares

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(For a Share Outstanding Throughout the Period)

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	Year Ended November 30,		Period Ended 11/30/2003

	2005 [1]	2004	[2]

Net Asset Value, Beginning of Period	$10.79	$10.75	$10.76
Income From Investment Operations:
Net investment income	0.43	0.44 [3]	0.28
Net realized and unrealized loss on investments and foreign currency transactions	(0.26)	0.04	(0.02)

TOTAL FROM INVESTMENT OPERATIONS	0.17	0.48	0.26

Less Distributions:
Distributions from net investment income	(0.44)	(0.44)	(0.27)

Net Asset Value, End of Period	$10.52	$10.79	$10.75

Total Return[4]	1.56%	4.56%	2.39%

Ratios to Average Net Assets:

Net expenses	1.10%	1.11%	1.10%[5]

Net investment income	4.03%	4.09%	4.22%[5]

Expense waiver/reimbursement[6]	0.21%	0.23%	0.21%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$27,591	$29,171	$13,849

Portfolio turnover	37%	16%	60%[7]

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1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

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2 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

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3 Based on average shares outstanding.

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4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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5 Computed on an annualized basis.

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6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2003.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated November 30, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated January 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Federated is a registered mark of Federated Investors, Inc.
2006 © Federated Investors, Inc.

June 30, 2005

Cusip 31428Q770

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28212 (1/06)

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FEDERATED TOTAL RETURN BOND FUND
A Portfolio of Federated Total Return Series, Inc.

STATEMENT OF ADDITIONAL INFORMATION

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JANUARY 31, 2006

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for Federated Total Return Bond Fund
(Fund), dated January 31, 2006.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

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                                                      CONTENTS

                                  How is the Fund Organized?.......................1
                                  --------------------------------------------------
                                  Investment Strategy..............................1
                                  --------------------------------------------------
                                  Securities in Which the Fund Invests.............4
                                  --------------------------------------------------
                                  What Do Shares Cost?............................15
                                  --------------------------------------------------
                                  How is the Fund Sold?...........................16
                                  --------------------------------------------------
                                  Exchanging Securities for Shares................17
                                  --------------------------------------------------
                                  Subaccounting Services..........................17
                                  --------------------------------------------------
                                  Redemption in Kind                              17
                                  ------------------                                                                  --
                                  Account and Share Information...................18
                                  --------------------------------------------------
                                  Tax Information.................................18
                                  --------------------------------------------------
                                  Who Manages and Provides Services to the
                                  -----------------------------------------
                                  Fund?...........................................19
                                  --------------------------------------------------
                                  How Does the Fund Measure Performance?..........29
                                  --------------------------------------------------
                                  Who is Federated Investors, Inc.?...............30
                                  --------------------------------------------------
                                  Financial Information...........................32
                                  --------------------------------------------------
                                  Investment Ratings..............................32
                                  --------------------------------------------------
                                  Addresses.........................................
                                  --------------------------------------------------
                                  Appendix..........................................
                                  --------------------------------------------------

HOW IS THE FUND ORGANIZED?

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The Fund is a diversified portfolio of Federated Total Return Series, Inc.
Corporation. The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 11,
1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Directors (the "Board") has established six classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares, Class
A Shares, Class B Shares, Class C Shares and Class K Shares (Shares). This
SAI relates to Class A Shares, Class B Shares, Class C Shares and Class K
Shares. The Fund's investment adviser is Federated Investment Management
Company (Adviser).

INVESTMENT STRATEGY

The Fund pursues its investment objective by investing primarily in
U.S.-dollar denominated investment-grade fixed income securities. In addition, the Fund may invest in high-yield, non-U.S. dollar, and emerging market fixed income securities when the Adviser considers the risk-return prospects of those sectors to be attractive. Investment-grade debt securities are rated BBB or higher by Standard & Poor's or have a comparable rating from another nationally recognized statistical rating organization (NRSRO), or if unrated, are of comparable quality as determined by the Adviser.
Non-investment-grade securities are rated BB or lower by Standard &
Poor's or have a comparable rating from another NRSRO, or are of comparable quality if unrated. The Adviser actively manages the Fund's portfolio seeking total return over longer time periods in excess of the Fund's benchmark, the
Lehman Brothers Aggregate Bond Index ("LBAB"). This index covers the investment-grade fixed income securities market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage backed securities. These major sectors are subdivided into more specific indices.

The Fund invests in each of these sectors but may also invest a portion of its portfolio in foreign investment-grade debt securities and domestic or foreign non-investment-grade securities. Domestic non-investment-grade debt securities include both convertible and high-yield corporate debt securities.
Foreign governments or corporations in either emerging or developed market countries issue foreign non-investment-grade and foreign investment-grade debt securities. The foreign debt securities in which the Fund may invest may be denominated in either foreign currency or in U.S. Dollars.

The Adviser utilizes the following four-part decision making process in order to create a diversified, risk-adjusted portfolio:

|_|"  First, the Adviser may lengthen or shorten portfolio duration from time to time based on its interest rate outlook. "Duration" measures the sensitivity of a security's price to changes in interest rates. The Adviser adjusts the portfolio's duration by buying and selling securities of different maturities. There are no limits on the duration of a security that the Adviser may purchase. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. The average duration of the portfolio is normally within +/- 20% of the duration of the LBAB. However, the duration of the
  Fund's portfolio is not limited as a matter of investment policy.
  With respect to its general duration management strategy, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise.
  This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
  The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the duration of the portfolio. The
  Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:
o     Current and expected U.S. growth;
o     Current and expected interest rates and inflation;
o     The U.S. Federal Reserve Board's monetary policy; and
o     Changes in the supply of or demand for U.S. government securities.
There is no assurance that the Adviser will be successful in its efforts to forecast market interest rates and assess relative risks and the impact of market interest rates on particular securities.

o  Second, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve. In constructing a portfolio with a targeted average duration, the adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the adviser typically structures the portfolio in one of the following ways:
o     A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.
o     A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.
o     A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount. Generally, when a laddered portfolio structure is used, it is designed so that the durations of the securities in the portfolio are consistent with the durations of the securities in the portfolio's benchmark.
o  Third, the Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the sector that is expected to offer the best balance between total return and risk and thus offer the greatest potential for return. The allocation process is based on the
  Adviser's continuing analysis of a variety of sector-specific economic and market indicators in order to arrive at the projected yield "spread" of each security. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) A security's projected spread is then weighed against the spread at which the security can currently be purchased.
  In making the sector allocations, the Adviser considers the historical performance of each sector, risk present in a sector and a variety of economic and market indicators, which include the following:
o     Asset-backed securities are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. The quality of the underlying assets will determine the risk and potential return of these securities. The Fund generally invests in higher-quality, lower-risk asset-backed securities which provide a return that normally exceeds U.S.
   Treasury securities. Asset-backed securities are generally issued by private issuers and expose investors to interest rate, credit and prepayment risks.
o     Mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk, as well as credit risk if they are issued by private issuers.
o     Corporate debt securities generally offer higher yields than U.S.
   government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of available corporate debt securities, while attempting to limit the associated credit risk.
o     The Fund may invest a portion of its portfolio in noninvestment grade fixed income securities. The noninvestment grade securities in which the
   Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities. The Fund may invest in non-investment grade debt securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser.
o     Foreign fixed income securities, particularly lower-rated foreign debt securities, also generally offer higher yields than domestic fixed income securities, as compensation for higher credit risks of the issuers. In order to diversify the Fund's holdings and to gain exposure to a foreign market, the Adviser may invest a portion of the Fund's assets in debt securities issued either by foreign governments or by companies based outside of the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than those of United States companies.
o  Finally, the Adviser's attempts to select individual securities that it believes may outperform a sector-specific benchmark or provide better returns than U.S. Treasury securities of comparable duration. Through ongoing relative value analysis, the Adviser generally compares current yield differences of securities to their historical and expected yield differences. The Adviser also considers the sector-specific risks when making individual security selections on behalf of the portfolio. The following are examples of this analysis:
o     The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting these securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.
o     The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities and asset-backed securities that are less likely to default in the payment of principal and interest. The Adviser looks a variety of factors to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. In selecting asset-backed securities, the Adviser analyzes the quality and composition of the underlying assets and issuer.
o     In selecting foreign fixed income securities, the Adviser analyzes relative credit quality of issuers. The adviser focuses on credit analysis because, normally, changes in market interest rates are a small component of investment return for these securities compared to the impact of changes in credit quality. This is especially true with respect to the prices of high yield, lower rated bonds, which will decline or rise more due to deterioration or improvement in the issuer's credit quality than due to a rise or fall in market interest rates. The Adviser analyzes credit by first performing fundamental analyses of several countries to find relatively favorable economic conditions, and then performing fundamental analyses of available securities in selected countries. In selecting countries, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. The Adviser also considers how developments in other countries in the region or world might affect these factors. Using its analysis, the Adviser attempts to identify countries with favorable characteristics, such as strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt.
   Similar to the analysis of domestic corporate debt issuers, the Adviser analyzes the business, competitive position, and financial condition of a foreign corporate debt issuer to assess whether the security's credit risk is commensurate with its potential return.

This  four-part  investment  process  is  designed  to  capture  the  depth of
experience   and  focus  of  each  of  the   Adviser's   fixed  income  sector
teams--government,  corporate,  mortgage backed,  asset-backed,  high yield and international.

The Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures and forward contracts, to efficiently implement the
Fund's overall investment strategies.  The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts.  First, the Adviser may use derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset.  Second, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to an index, such as the Fund's benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund's exposure to a sector of the fixed income market.  Third, the Adviser may use derivatives to obtain exposure to an issuer that does not have publicly traded debt. Fourth, the
Fund may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative).  Finally, the Adviser may use derivatives to implement the
Fund's hedging strategies, as more fully described below. There is no guarantee that any investment strategy involving the use of derivatives will work as intended.
Because the Fund refers to fixed income investments in its name, it will notify shareholders 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.

Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The
Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
         A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed income securities in which the
Fund invests:

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated
maturity may extend beyond one year.

MUNICIPAL SECURITIES
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits
(REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities.
This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise
(and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the
Inverse Floater class.

Z Classes and Residual Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly,
REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Non-Governmental Mortgage Backed Securities
Non-governmental mortgage backed securities (including non-governmental CMOs)
are issued by private entities, rather than by U. S. government agencies.
The non-governmental mortgage backed securities in which the Fund invests will be treated as mortgage related asset-backed securities.  These securities involve credit risks and liquidity risks.

ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of pass through instruments or asset-backed bonds. Asset-backed securities have prepayment risks. Like CMOs, asset-backed securities may be structured like
Floaters, Inverse Floaters, IOs and POs.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS
Insurance contracts include guaranteed investment contracts, funding agreements and annuities.  The Fund treats these contracts as fixed income securities.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

CREDIT ENHANCEMENT
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Securities
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

o    it is organized  under that laws of, or has a principal  office located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial government or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
International Bank for Reconstruction and Development (the World Bank), the
Asian Development Bank, the European Investment Bank and the Inter-American
Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owed by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
Further, foreign government securities include mortgage related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.  Other derivative contracts
(such as swaps) require payments relating to the income or returns from the underlying asset.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price.  Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.
Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

or example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time.  Such limits may prevent the Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.
Futures contracts traded OTC are frequently referred to as forward contracts.
The Fund can buy or sell financial futures, index futures, and foreign currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses
(or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.  Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

o    Buy call options on indices, securities, currencies (both U.S. and foreign)
     and other derivative contracts in which the Fund may invest;

o    Write call  options  on  indices,  securities,  currencies  (both U.S.  and foreign) and other derivative  contracts in which the Fund may invest. If a call  written by the Fund is  exercised,  the Fund  foregoes  any  possible profit from an increase in the market  price of the  underlying  asset over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

o    Buy put options on indices, securities,  currencies (both U.S. and foreign)
     and other derivative contracts in which the Fund may invest; and

o    Write put  options  on  indices,  securities,  currencies  (both  U.S.  and foreign) and other  derivative  contracts in which the Fund may invest.  In writing  puts,  there  is a risk  that the  Fund  may be  required  to take delivery of the  underlying  asset when its current  market  price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms.
Common types of swaps in which the Fund may invest include caps and floors, interest rate swaps, total return swaps and credit default swaps.

CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank Offer Rate
(LIBOR) swap would require one party to pay the equivalent of the LIBOR of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

TOTAL RATE OF RETURN SWAPS
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies.  The parties might agree to exchange the notional principal amount as well.
CREDIT DEFAULT SWAPS
A credit default swap ("CDS") is an agreement between two parties (the
"Counterparties") whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to another party (the "Protection Seller"), provided that no designated event of default (an "Event of Default") occurs on a particular bond or with respect to the unsecured credit of an issuer, in general (the "Reference Instrument"). If an Event of Default occurs, the
Protection Seller must pay the Protection Buyer the full notional value, or
"par value," of the Reference Instrument in exchange for the Reference
Instrument or another similar bond issued by the issuer of the Reference
Instrument (the "Deliverable Bond"). The Counterparties agree to the characteristics of the Deliverable Bond at the time that they enter into the
CDS. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. Under normal circumstances, the Fund will enter into a CDS for hedging purposes (as Protection Buyer) or to generate additional income (as
Protection Seller). If the Fund is a Protection Buyer and no Event of Default
occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of
Default occurs, the Fund (as Protection Buyer) will deliver the Deliverable
Bond and receive a payment equal to the full notional value of the Reference
Instrument, even though the Reference Instrument may have little or no value.
If the Fund is the Protection Seller and no Event of Default occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if an Event of Default occurs, the Fund (as Protection Seller) will pay the
Protection Buyer the full notional value of the Reference Instrument and receive the Deliverable Bond from the Protection Buyer.  A CDS may involve greater risks than if the Fund invested directly in the Reference Instrument.
For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Instrument and the Counterparty to the CDS.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities.  The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.  The following describes the types of equity securities in which the Fund invests.

Common Stocks
Common stocks are the most prevalent type of equity security.  Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock.  Some preferred stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also permit the issuer to redeem the stock.  The Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date).  The Fund may buy the designated securities by paying the exercise price before the expiration date.  Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date.  This increases the market risks of warrants as compared to the underlying security.  Rights are the same as warrants, except companies typically issue rights to existing stockholders.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.
Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.
The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate risks and credit risks.

Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities.  Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Credit Linked Notes

A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a single bond, a portfolio of bonds, or with respect to the unsecured credit of an issuer, in general (the "Reference Instrument").
The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Instrument. Upon maturity of the CLN, the
Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default
(an "Event of Default") with respect to the Reference Instrument nor a restructuring of the issuer of the Reference Instrument (a "Restructuring
Event") or (ii) the value of the Reference Instrument, if an Event of Default or Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Instrument in the event of an Event of Default or a
Restructuring Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument(s). However, almost any type of fixed income security (including foreign government securities)
or derivative contract (such as a credit default swap) can be used as the
Reference Instrument.


ASSET COVERAGE
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations in accordance with the Adviser's segregation policies.  Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.  The Fund may also invest in mortgage-backed, high yield and certain international fixed income securities primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the
Adviser. These other investment companies are managed independently of the
Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the
Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investment Ratings for Investment-Grade Securities
The Adviser will determine whether a security is investment-grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment-grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment-grade.
If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

o    Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the
     Fund will lose money.

o    Many fixed income  securities  receive credit ratings from services such as
     Standard & Poor's and Moody's Investors Service.  These services assign ratings to securities by assessing the likelihood of issuer default.  Lower credit  ratings  correspond  to higher  credit risk.  If a security has not received a rating,  the Fund must rely entirely  upon the Adviser's  credit assessment.

o    Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
     Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Call and Prepayment Risks

o    Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

o    If a fixed  income  security is called,  the Fund may have to reinvest  the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

o    Unlike  traditional  fixed  income  securities,  which pay a fixed  rate of interest until maturity (when the entire  principal amount is due) payments on mortgage backed  securities  include both interest and a partial payment of  principal.  Partial  payment of principal may be comprised of scheduled principal  payments  as well as  unscheduled  payments  from the  voluntary prepayment,  refinancing,  or foreclosure of the  underlying  loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

o    For example,  when interest  rates decline,  the values of mortgage  backed
     securities   generally   rise.   However,   when  interest  rates  decline,
     unscheduled  prepayments can be expected to accelerate,  and the Fund would be required  to  reinvest  the  proceeds  of the  prepayments  at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

o    Conversely,  when  interest  rates  rise,  the  values of  mortgage  backed securities  generally fall. Since rising interest rates typically result in decreased  prepayments,  this could  lengthen the average lives of mortgage backed  securities,  and cause their value to decline more than traditional fixed income securities.

o    Generally,  mortgage  backed  securities  compensate for the increased risk associated  with  prepayments  by  paying a higher  yield.  The  additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S.  Treasury  security with a comparable  maturity (the spread). An increase in the spread will cause the price  of the  mortgage  backed  security  to  decline.  Spreads  generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased  prepayment risk or is perceived to have less market demand.

Liquidity Risks

o    Trading  opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently,  the Fund may have to accept a lower price to sell a security,  sell other  securities to raise cash or give up an investment opportunity,  any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o    Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o    OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

Risks Associated with Complex CMOs

o    CMOs with complex or highly variable  prepayment  terms,  such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater
     market,   prepayment  and  liquidity   risks  than  other  mortgage  backed
     securities.  For example,  their prices are more volatile and their trading market may be more limited.

Risks Associated with Noninvestment Grade Securities

o    Securities  rated  below  investment-grade,   also  known  as  junk  bonds,
     generally   entail  greater   market,   credit  and  liquidity  risks  than
     investment-grade  securities.  For example, their prices are more volatile, economic  downturns  and  financial  setbacks  may affect their prices more negatively, and their trading market may be more limited.

Currency Risks

o    Exchange rates for currencies  fluctuate daily. The combination of currency risk and market risks tends to make  securities  traded in foreign  markets more volatile than securities traded exclusively in the U.S.

o    The Adviser  attempts to manage  currency  risk by limiting  the amount the
     Fund invests in securities  denominated in a particular currency.  However, diversification will not protect the Fund against a general increase in the value of the U.S. Dollar relative to other currencies.

Euro Risks

o    The Fund may make significant  investments in securities denominated in the
     Euro,  the new  single  currency  of the  European  Monetary  Union  (EMU).
     Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

o    With the advent of the Euro, the participating  countries in the EMU can no
     longer  follow  independent   monetary  policies.   This  may  limit  these
     countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Leverage Risks

o    Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o    Investments  can have these same  results if their  returns  are based on a multiple of a specified index, security, or other benchmark.

Emerging Market Risks

o    Securities  issued or traded in emerging  markets  generally entail greater risks than securities issued or traded in developed  markets.  For example, their  creditworthiness  and consequently their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also  experience  more  actual  or  perceived  severe  downturns  (with corresponding currency devaluations) than developed economies.

o    Emerging market countries may have relatively unstable  governments and may
     present  the  risk  of   nationalization   of  businesses,   expropriation,
     confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Risks of Investing in Derivative Contracts and Hybrid Instruments

o    The Fund's use of derivative  contracts  involves risks  different from, or possibly  greater than, the risks  associated  with  investing  directly in securities and other traditional  investments.  First, changes in the value of the  derivative  contracts  and  hybrid  instruments  in which  the Fund invests may not be correlated  with changes in the value of the  underlying asset or if they are  correlated,  may move in the opposite  direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss,  they may also reduce  potential  gains or, in some cases,  result in losses by offsetting  favorable  price  movements in portfolio holdings.  Third, there is a risk that derivatives  contracts and hybrid  instruments may be mispriced or improperly valued and, as a result, the Fund may need to make  increased  cash  payments  to the  counterparty.
     Finally,  derivative contracts and hybrid instruments may cause the Fund to realize  increased  ordinary income or short-term  capital gains (which are treated as  ordinary  income for  Federal  income tax  purposes)  and, as a result,  may increase taxable  distributions  to  shareholders.  Derivative contracts and hybrid  instruments may also involve other risks described in this prospectus, such as interest rate, stock market, credit, liquidity and leverage risks.

Stock Market Risks

o    The value of equity  securities in the Fund's portfolio will rise and fall.
     These  fluctuations  could be a sustained trend or a drastic movement.  The
     Fund's  portfolio  will reflect  changes in prices of individual  portfolio stocks or general  changes in stock  valuations.  Consequently,  the Fund's share  price may  decline.  The Adviser  attempts to manage  market risk by limiting the amount the Fund invests in each company's  equity  securities.
     However,  diversification  will not protect the Fund against  widespread or prolonged declines in the stock market.

Sector Risks

o    Companies  with similar  characteristics  may be grouped  together in broad categories  called sectors.  Sector risk is the possibility  that a certain sector may  underperform  other  sectors  or the market as a whole.  As the
     Adviser  allocates  more of the Fund's  portfolio  holdings to a particular sector,  the Fund's  performance  will be more susceptible to any economic, business or other developments which generally affect that sector.

FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's investment objective is to provide total return. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short or Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed.
The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Lending Cash or Securities
The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.

Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities).

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in aggregate, 15% of the
Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money, pledge securities or engage in reverse repurchase agreements during the coming fiscal year.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for mortgage backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o     for  other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.
If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of
Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule
12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the
Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.


Supplemental Payments

The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell;
the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.


Processing Support Payments

The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis;
payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


Other Benefits to Financial Intermediaries

From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


UNDERWRITING COMMISSIONS

The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares,
Class B Shares, Class C Shares and Class K Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended November
30, 2005:

                  2005                         2004                   2003

           Total                    Total
           Sales      Amount        Sales        Amount
           Charges    Retained      Charges      Retained
                                                              Total        Amount
                                                              Sales        Retained
                                                              Charges

Class A    $130,006   $15,330       $177,162     $20,695      $584,418     $72,803
Shares

Class B    144,358    0             129,069      0            186,207      0
Shares

Class C    7.723      763           29,853       3,620        179,344      6,868
Shares

Class K    N/A        N/A           N/A          N/A          N/A          N/A
Shares


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES


Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: PFPC
Brokerage Services, King of Prussia, PA, owned approximately 2,564,132 Shares
(28.98)%; Edward Jones & Co., Maryland Hts., MO, owned approximately
1,492,753 Shares (16.87)% and MLPF&S, Jacksonville, FL, owned approximately 1,313,677 Shares (14.85)%.

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Citigroup
Global Markets, Inc., New York, NY, owned approximately 586,555 Shares
(12.75)%l Pershing LLC, Jersey City NJ, owned approximately 448,581 Shares
(9.75)%; MLPF&S, Jacksonville, FL, owned approximately 425,362 Shares
(9.25)% and Edward Jones, & Co., Maryland Hts., MO, owned approximately
407,523 Shares (8.86)%.

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S,
Jacksonville, FL owned approximately 663,736 Shares (15.58)% and Liberty Bank of America, Jonesboro, AR, owned approximately 218,779 Shares (5.14)%.

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares: Planmember
Services, Corp., Kansas City, MO, owned approximately 1,704,278 Shares
(62.79)%.

PlanMember Services Corp., is organized in the state of California and is a subsidiary of Investors Retirement & Management Company, Inc., organized in the state of California

PFPC Brokerage Services, is organized in the state of Delaware and is a subsidiary of PNC Financial Services Group, Inc., organized in the state of
Pennsylvania.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the
Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis.
Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of
December 31, 2005, the Corporation comprised three portfolios, and the
Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated
Fund Complex and serves for an indefinite term.

As of January 3, 2006, the Fund's Board and Officers as a group owned less than 1% of  the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

          Name
       Birth Date                                                                           Total Compensation
         Address                                                            Aggregate        From Corporation
   Positions Held with                                                    Compensation              and
       Corporation             Principal Occupation(s) for Past Five        From Fund            Federated
   Date Service Began                         Years,                      (past fiscal         Fund Complex
                               Other Directorships Held and Previous          year)           (past calendar
                                            Position(s)                                            year)
John F. Donahue*              Principal Occupations: Director or               $0                   $0
Birth Date: July 28, 1924     Trustee of the Federated Fund Complex;
DIRECTOR                      Chairman and Director, Federated
Began serving: October        Investors, Inc.
1993
                              Previous Positions: Chairman of the
                              Federated Fund Complex; Trustee,
                              Federated Investment Management
                              Company and Chairman and Director,
                              Federated Investment Counseling.

J. Christopher Donahue*       Principal Occupations: Principal                 $0                   $0
Birth Date: April 11,         Executive Officer and President of the
1949                          Federated Fund Complex; Director or
PRESIDENT AND DIRECTOR        Trustee of some of the Funds in the
Began serving: March 1995     Federated Fund Complex; President,
                              Chief Executive Officer and Director,
                              Federated Investors, Inc.; Chairman
                              and Trustee, Federated Investment
                              Management Company; Trustee, Federated
                              Investment Counseling; Chairman and
                              Director, Federated Global Investment
                              Management Corp.; Chairman, Federated
                              Equity Management Company of
                              Pennsylvania, Passport Research, Ltd.
                              (Investment advisory subsidiary of
                              Federated) and Passport Research II,
                              Ltd. (Investment advisory subsidiary
                              of Federated); Trustee, Federated
                              Shareholder Services Company;
                              Director, Federated Services Company.

                              Previous Positions: President,
                              Federated Investment Counseling;
                              President and Chief Executive Officer,
                              Federated Investment Management
                              Company, Federated Global Investment
                              Management Corp. and Passport
                              Research, Ltd.

Lawrence D. Ellis, M.D.*      Principal Occupations: Director or            $1,300.92            $148,500
Birth Date: October 11,       Trustee of the Federated Fund Complex;
1932                          Professor of Medicine, University of
3471 Fifth Avenue             Pittsburgh; Medical Director,
Suite 1111                    University of Pittsburgh Medical
Pittsburgh, PA                Center Downtown; Hematologist,
DIRECTOR                      Oncologist and Internist, University
Began serving: October        of Pittsburgh Medical Center.
1993
                              Other Directorships Held: Member,
                              National Board of Trustees, Leukemia
                              Society of America.

                              Previous Positions: Trustee,
                              University of Pittsburgh; Director,
                              University of Pittsburgh Medical
                              Center.

------------------------------------------------------------------------------
* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

          Name
       Birth Date                                                                           Total Compensation
         Address                                                            Aggregate        From Corporation
   Positions Held with                                                    Compensation              and
       Corporation             Principal Occupation(s) for Past Five        From Fund         Federated Fund
   Date Service Began                         Years,                      (past fiscal            Complex
                               Other Directorships Held and Previous          year)           (past calendar
                                            Position(s)                                            year)
Thomas G. Bigley              Principal Occupation: Director or             $1,431.02            $163,350
Birth Date: February 3,       Trustee of the Federated Fund Complex.
1934
15 Old Timber Trail           Other Directorships Held: Director,
Pittsburgh, PA                Member of Executive Committee,
DIRECTOR                      Children's Hospital of Pittsburgh;
Began serving: November       Director, University of Pittsburgh.
1994
                              Previous Position: Senior Partner,
                              Ernst & Young LLP.

John T. Conroy, Jr.           Principal Occupations: Director or            $1,431.02            $163,350
Birth Date: June 23, 1937     Trustee of the Federated Fund Complex;     ---------------
Investment Properties         Chairman of the Board, Investment
Corporation                   Properties Corporation; Partner or
3838 North Tamiami Trail      Trustee in private real estate
Suite 402                     ventures in Southwest Florida.
Naples, FL
DIRECTOR                      Previous Positions: President,
Began serving: October        Investment Properties Corporation;
1993                          Senior Vice President, John R. Wood
                              and Associates, Inc., Realtors;
                              President, Naples Property Management,
                              Inc. and Northgate Village Development
                              Corporation.

Nicholas P. Constantakis      Principal Occupation: Director or             $1,431.02            $163,350
Birth Date: September 3,      Trustee of the Federated Fund Complex.
1939
175 Woodshire Drive           Other Directorships Held: Director and
Pittsburgh, PA                Member of the Audit Committee, Michael
DIRECTOR                      Baker Corporation (engineering and
Began serving: February       energy services worldwide).
1998
                              Previous Position: Partner, Andersen
                              Worldwide SC.

John F. Cunningham            Principal Occupation: Director or             $1,300.92            $148,500
Birth Date: March 5, 1943     Trustee of the Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                Other Directorships Held: Chairman,
DIRECTOR                      President and Chief Executive Officer,
Began serving: April 1999     Cunningham & Co., Inc. (strategic
                              business consulting); Trustee
                              Associate, Boston College.

                              Previous Positions: Director, Redgate
                              Communications and EMC Corporation
                              (computer storage systems); Chairman
                              of the Board and Chief Executive
                              Officer, Computer Consoles, Inc.;
                              President and Chief Operating Officer,
                              Wang Laboratories; Director, First
                              National Bank of Boston; Director,
                              Apollo Computer, Inc.

Peter E. Madden               Principal Occupation: Director or             $1,300.92            $148,500
Birth Date: March 16,         Trustee of the Federated Fund Complex.
1942
One Royal Palm Way            Other Directorships Held: Board of
100 Royal Palm Way            Overseers, Babson College.
Palm Beach, FL
DIRECTOR                      Previous Positions: Representative,
Began serving: October        Commonwealth of Massachusetts General
1993                          Court; President, State Street Bank
                              and Trust Company and State Street
                              Corporation (retired); Director, VISA
                              USA and VISA International; Chairman
                              and Director, Massachusetts Bankers
                              Association; Director, Depository
                              Trust Corporation; Director, The
                              Boston Stock Exchange.

Charles F. Mansfield, Jr.     Principal Occupations: Director or            $1,431.02            $163,350
Birth Date: April 10,         Trustee of the Federated Fund Complex;
1945                          Management Consultant.
80 South Road
Westhampton Beach, NY         Previous Positions: Chief Executive
DIRECTOR                      Officer, PBTC International Bank;
Began serving: April 1999     Partner, Arthur Young & Company
                              (now Ernst & Young LLP); Chief
                              Financial Officer of Retail Banking
                              Sector, Chase Manhattan Bank; Senior
                              Vice President, HSBC Bank USA
                              (formerly, Marine Midland Bank); Vice
                              President, Citibank; Assistant
                              Professor of Banking and Finance,
                              Frank G. Zarb School of Business,
                              Hofstra University; Executive Vice
                              President DVC Group, Inc. (marketing,
                              communications and technology).

John E. Murray, Jr.,          Principal Occupations: Director or            $1,561.11            $178,200
J.D., S.J.D.                  Trustee , and Chairman of the Board of
Birth Date: December 20,      Directors or Trustees, of the
1932                          Federated Fund Complex; Chancellor and
Chancellor, Duquesne          Law Professor, Duquesne University;
University                    Partner, Murray, Hogue & Lannis.
Pittsburgh, PA
DIRECTOR                      Other Directorships Held: Director,
Began serving: February       Michael Baker Corp. (engineering,
1995                          construction, operations and technical
                              services).

                              Previous Positions: President,
                              Duquesne University; Dean and
                              Professor of Law, University of
                              Pittsburgh School of Law; Dean and
                              Professor of Law, Villanova University
                              School of Law.

Marjorie P. Smuts             Principal Occupations:  Director or           $1,300.92            $148,500
Birth Date: June 21, 1935     Trustee of the Federated Fund Complex;
4905 Bayard Street            Public Relations/Marketing
Pittsburgh, PA                Consultant/Conference Coordinator.
DIRECTOR
Began serving: October        Previous Positions: National
1993                          Spokesperson, Aluminum Company of
                              America; television producer;
                              President, Marj Palmer Assoc.; Owner,
                              Scandia Bord.

John S. Walsh                 Principal Occupations:  Director or           $1,300.92            $148,500
Birth Date: November 28,      Trustee of the Federated Fund Complex;
1957                          President and Director, Heat Wagon,
2604 William Drive            Inc. (manufacturer of construction
Valparaiso, IN                temporary heaters); President and
DIRECTOR                      Director, Manufacturers Products, Inc.
Began serving: April 1999     (distributor of portable construction
                              heaters); President, Portable Heater
                              Parts, a division of Manufacturers
                              Products, Inc.

                              Previous Position: Vice President,
                              Walsh & Kelly, Inc.

------------------------------------------------------------------------------

OFFICERS**

            Name
         Birth Date
           Address
     Positions Held with
         Corporation            Principal Occupation(s) and Previous Position(s)
-----------------------------
     Date Service Began
John W. McGonigle            Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938 Secretary of the Federated Fund Complex; Vice
-----------------------------Chairman, Executive Vice President, Secretary and
EXECUTIVE VICE PRESIDENT AND Director, Federated Investors, Inc.
SECRETARY
Began serving: November 1993 Previous Positions: Trustee, Federated Investment
                             Management Company and Federated Investment
                             Counseling; Director, Federated Global Investment
                             Management Corp., Federated Services Company and
                             Federated Securities Corp.

Robert J. Ostrowski          Principal Occupations:  Robert J. Ostrowski joined
Birth Date: April 26, 1963   Federated in 1987 as an Investment Analyst and became
CHIEF INVESTMENT OFFICER     a Portfolio Manager in 1990. He was named Chief
Began serving: May 2004      Investment Officer of taxable fixed income products in
                             2004 and also serves as a Senior Portfolio Manager. He
                             has been a Senior Vice President of the Fund's Adviser
                             since 1997. Mr. Ostrowski is a Chartered Financial
                             Analyst. He received his M.S. in Industrial
                             Administration from Carnegie Mellon University.
                             -------------------------------------------------------

Richard A. Novak             Principal Occupations: Principal Financial Officer and
Birth Date: December 25, 1963Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                    President, Federated Administrative Services. ;
Began serving: January 2006  Financial and Operations Principal for Federated
                             Securities Corp., Edgewood Services, Inc. and
                             Southpointe Distribution Services, Inc.; Senior Vice
                             President and Controller of Federated Investors, Inc.

                             Previous Positions: Vice President, Finance of
                             Federated Services Company; held various financial
                             management positions within The Mercy Hospital of
                             Pittsburgh; Auditor, Arthur Anderson & Co.
Richard J. Thomas            Principal Occupations: Principal Financial Officer and
Birth Date: June 17, 1954    Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                    President, Federated Administrative Services.
Began serving: November 1998
                             Previous Positions: Vice President, Federated
                             Administrative Services; held various management
                             positions within Funds Financial Services Division of
                             Federated Investors, Inc.

Joseph M. Balestrino         Joseph M. Balestrino has been the Fund's Portfolio
Birth Date: November 3, 1954 Manager since September 1996.  He is Vice President of
VICE PRESIDENT               the Corporation.   Mr. Balestrino joined Federated in
Began serving: November 1998 1986 and has been a Senior Portfolio Manager and
                             Senior Vice President of the Fund's Adviser since
                             1998. He was a Portfolio Manager and a Vice President
                             of the Fund's Adviser from 1995 to 1998. Mr.
                             Balestrino served as a Portfolio Manager and an
                             Assistant Vice President of the Adviser from 1993 to
                             1995. Mr. Balestrino is a Chartered Financial Analyst
                             and received his Master's Degree in Urban and Regional
                             Planning from the University of Pittsburgh.

------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund.

COMMITTEES OF THE BOARD

                                                                                                  Meetings Held
Board Committee          Committee                                                                 During Last
                          Members                         Committee Functions                      Fiscal Year
Executive          John F. Donahue           In between meetings of the full Board, the                Six
                   John E. Murray, Jr.,      Executive Committee generally may exercise
                   J.D., S.J.D.              all the powers of the full Board in the
                   ----------------------    management and direction of the business and
                   John S. Walsh             conduct of the affairs of the Corporation in
                                             such manner as the Executive Committee shall
                                             deem to be in the best interests of the
                                             Corporation.  However, the Executive
                                             Committee cannot elect or remove Board
                                             members, increase or decrease the number of
                                             Directors, elect or remove any Officer,
                                             declare dividends, issue shares or recommend
                                             to shareholders any action requiring
                                             shareholder approval.

Audit              Thomas G. Bigley          The purposes of the Audit Committee are to               Nine
                   John T. Conroy, Jr.       oversee the accounting and financial
                   Nicholas P.               reporting process of the Fund, the Fund's
                   Constantakis              internal control over financial reporting,
                   Charles F. Mansfield,     and the quality, integrity and independent
                   Jr.                       audit of the Fund's financial statements.
                                             The Committee also oversees or assists the
                                             Board with the oversight of compliance with
                                             legal requirements relating to those
                                             matters, approves the engagement and reviews
                                             the qualifications, independence and
                                             performance of the Fund's independent
                                             registered public accounting firm, acts as a
                                             liaison between the independent registered
                                             public accounting firm and the Board and
                                             reviews the Fund's internal audit function.

Nominating         Thomas G. Bigley          The Nominating Committee, whose members                   One
                   John T. Conroy, Jr.       consist of all Independent Directors,
                   Nicholas P.               selects and nominates persons for election
                   Constantakis              to the Fund's Board when vacancies occur.
                   John F. Cunningham        The Committee will consider candidates
                   Peter E. Madden           recommended by shareholders, Independent
                   Charles F. Mansfield,     Directors, officers or employees of any of
                   Jr.                       the Fund's agents or service providers and
                   John E. Murray, Jr.       counsel to the Fund. Any shareholder who
                   Marjorie P. Smuts         desires to have an individual considered for
                   John S. Walsh             nomination by the Committee must submit a
                                             recommendation in writing to the Secretary
                                             of the Fund, at the Fund's address appearing
                                             on the back cover of this Statement of
                                             Additional Information. The recommendation
                                             should include the name and address of both
                                             the shareholder and the candidate and
                                             detailed information concerning the
                                             candidate's qualifications and experience.
                                             In identifying and evaluating candidates for
                                             consideration, the Committee shall consider
                                             such factors as it deems appropriate.  Those
                                             factors will ordinarily include:  integrity,
                                             intelligence, collegiality, judgment,
                                             diversity, skill, business and other
                                             experience, qualification as an "Independent
                                             Director," the existence of material
                                             relationships which may create the
                                             appearance of a lack of independence,
                                             financial or accounting knowledge and
                                             experience, and dedication and willingness
                                             to devote the time and attention necessary
                                             to fulfill Board responsibilities.

------------------------------------------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2005

                                                                       Aggregate
                                     Dollar Range of                Dollar Range of
                                       Shares Owned                 Shares Owned in
                                in Federated Total Return         Federated Family of
Interested                              Bond Fund                Investment Companies
Board Member Name

John F. Donahue                       Over $100,000                  Over $100,000

J. Christopher Donahue              $10,001 - $50,000                Over $100,000

Lawrence D. Ellis, M.D.                    None                      Over $100,000

Independent
Board Member Name
Thomas G. Bigley
                                           None                      Over $100,000

John T. Conroy, Jr.                   Over $100,000                  Over $100,000

Nicholas P. Constantakis                   None                      Over $100,000

John F. Cunningham                         None                      Over $100,000

Peter E. Madden                            None                      Over $100,000

Charles F. Mansfield, Jr.            $10,001-$50,000                 Over $100,000

John E. Murray, Jr., J.D.,                 None                      Over $100,000
S.J.D.

Marjorie P. Smuts                    $10,001-$50,000                 Over $100,000

John S. Walsh                        $1.00 - $10,000                 Over $100,000


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

Portfolio Manager Information

The following information about the Fund's Portfolio Managers is provided as of the end of the Fund's most recently completed fiscal year.

                                        Total Number of Other
 Other Accounts Managed by                Accounts Managed/
 Joseph M. Balestrino                       Total Assets*

 Registered Investment               7 funds/ $2,829.59 million
 Companies

 Other Pooled Investment                    0 portfolios
 Vehicles

 Other Accounts                              0 accounts

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Joe Balestrino is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.
The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated
Investors, Inc. (Federated).  There are four weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the
predominant factor.   Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and
Financial Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. Lehman Brothers Universal Bond Index), and on a rolling 3 and 5 calendar year pre-tax total return basis vs. a designated peer group of comparable funds.  These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded.  As noted above, Mr. Balestrino is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager.  In his role as Head of the U.S. Investment Grade Bond Group, Mr. Balestrino has
oversight responsibility for other portfolios that he does not personally manage.  A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups.  In addition, Mr. Balestrino serves on one or more Investment
Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed
Income funds.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors:  growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.



Other Accounts Managed by Christopher      Total Number of Other Accounts Managed /
Smith                                                   Total Assets*

Registered Investment Companies                  6 funds / $2,200.90 million

Other Pooled Investment Vehicles                2 portfolios / $272.86 million

Other Accounts                                   9 accounts / $469.37 million

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Christopher Smith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of
Federated Investors, Inc. (Federated).  There are four weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP)
is the predominant factor.   Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and
Financial Success.  The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. Lehman Brothers Universal Bond Index), and on a rolling 3 and 5 calendar year pre-tax total return basis vs. a designated peer group of comparable funds.  These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded.  As noted above, Mr. Smith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager.  In addition, Mr. Smith serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health.  In making this assessment,
Federated's senior management considers the following factors:  growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management.
Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment.  The financial success score is lowered if Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers'
compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees.  Although they do permit these people to trade in securities, including those that the
Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the
Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform the Interested
Company that the Proxy Committee has exclusive authority to determine how the
Adviser will vote.  Any Proxy Committee member contacted by an Interested
Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy
Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an
Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser
(or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to FederatedInvestors.com; select "Products;" select the Fund;
then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at
www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day)
after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include  identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and credit quality.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products"
section, and from the Fund's page click on the "Portfolio Holdings" or
"Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on
"Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the
Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance
Officer of the Fund.  The President of the Adviser and the Chief Compliance
Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below).  The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the
Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.  Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

On November 30, 2005, the Fund owned securities of the following regular broker/dealers: Morgan Stanley- $803,233; J.P. Morgan- $2,610,385; Goldman
Sachs- $4,973,770; Bear Sterns- $256,602; and Wachovia- $3,209,498.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all
Federated funds as specified below:

                                                Average Aggregate Daily
Maximum Administrative Fee                 Net Assets of the Federated Funds

0.150 of 1%                                     on the first $5 billion

0.125 of 1%                                     on the next $5 billion

0.100 of 1%                                     on the next $10 billion

0.075 of 1%                                   on assets over $20 billion

The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the
Fund are held by foreign banks participating in a network coordinated by
State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the
Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES

                                         2005                   2004                 2003

For the Year Ended
November 30

Advisory Fee Earned                    $5,646,398             $5,039,186           $4,107,204

Advisory Fee Reduction                 2,949,530               2,943,601           2,175,410

Advisory Fee Reimbursement                 0                    10,230               6,656

Administrative Fee                     1,075,639                959,965             776,566

12b-1 Fee:

Class A Shares                          207,215                   --                   --

Class B Shares                          410,771                   --                   --

Class C Shares                          371,119                   --                   --

Class K Shares                          147,381                   --                   --

Shareholder Services Fee:

Class A Shares                          203,628                   --                   --

Class B Shares                          136,923                   --                   --

Class C Shares                          122,537                   --                   --

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year,  five-year and Start of Performance periods ended November 30, 2005.

Yield is given for the 30-day period ended November 30, 2005.

                                                                                 Start of
                                                                              Performance on
                                                               1 Year           8/16/2001
                                         30-Day Period

Class A  Shares

Total Return

Before Taxes                                  N/A              (2.83)%            3.57%

After Taxes on Distributions                  N/A              (4.27)%            1.79%
                                              N/A              (1.84)%            1.98%
After Taxes on Distributions and
Sale of Shares
Yield
                                             4.71%               N/A               N/A

                                                                                 Start of
                                                                              Performance on
                                                               1 Year            8/3/2001
                                         30-Day Period

Class B  Shares

Total Return

Before Taxes                                  N/A              (4.11)%            3.91%

After Taxes on Distributions                  N/A              (5.44)%            2.28%
                                              N/A              (2.67)%            2.36%
After Taxes on Distributions and
Sale of Shares
Yield
                                             4.42%               N/A               N/A

                                                                                 Start of
                                                                              Performance on
                                                               1 Year            8/2/2001
                                         30-Day Period

Class C Shares

Total Return

Before Taxes                                  N/A              (0.70)%            4.05%

After Taxes on Distributions                  N/A              (2.03)%            2.44%
                                                               (0.46)%            2.49%
After Taxes on Distributions and
Sale of Shares
                                              N/A
Yield
                                             4.41%               N/A               N/A

                                                                                 Start of
                                                                              Performance on
                                                               1 Year            4/8/2003
                                         30-Day Period

Class K  Shares 1

Total Return

Before Taxes                                  N/A               1.56%             5.76%

After Taxes on Distributions                  N/A               0.12%             3.75%

After Taxes on Distributions and                                1.02%             3.68%
Sale of Shares
                                              N/A

Yield                                        4.73%               N/A               N/A

1 The Fund's Class K Shares is a new class of shares, which commenced operations on April 8, 2003..


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Russell Active Sector Rotation Accounts Universe
Russell Active Sector Rotation Accounts Universe includes portfolios that change interest rate exposure relative to the Lehman Brothers Aggregate Bond
Index or other broad market indexes, with changes in portfolio interest rate sensitivity limited to approximately plus or minus 20% index duration.
Durations have typically been 3.5 to 6 years. Primary emphasis is on selecting undervalued sectors or issues. Includes separate accounts, pooled funds, or mutual funds managed by investment advisors, banks or insurance companies.

Lipper, Inc.
Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "Intermediate Investment-Grade
Debt" category in advertising and sales literature.

Lehman Brothers Government/Credit (Total) Index
Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Lehman Brothers Intermediate Government/Credit Bond Index
Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers
Government/Corporate Bond Index with maturities between 1 and 9.99 years.
Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Aggregate Bond Index
Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage
Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

WHO IS FEDERATED INVESTORS, INC.?

Federated   and  its   subsidiaries   are  dedicated  to  providing  you  with
world-class investment management.  With offices in Pittsburgh,  New York City and Frankfurt,  Federated is a firm with independent research, product breadth and industry standing.

Federated  seeks to achieve  superior and sustainable  investment  performance for a broad array of global clients through a disciplined  investment  process and an  information  advantage  created by proprietary  fundamental  research.
Federated  is  distinctive  in  our   disciplined   process  that   integrates
proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As  of  December  31,  2005,   Federated  managed  35  equity  funds  totaling
approximately  $26.0 billion in assets across  growth,  value,  equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2005,  Federated  managed 33 taxable bond funds  including:
high-yield,  multi-sector,  mortgage-backed,  U.S. government,  U.S. corporate and international, with assets approximating $16.0 billion.

Tax Free Fixed Income
As of  December  31,  2005,  Federated  managed 15  municipal  bond funds with approximately  $3.1 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

Money Market Funds
As of December 31, 2005,  Federated managed $145.3 billion in assets across 53 money market  funds,  including 18  government,  12 prime,  22 municipal and 1 euro-denominated  with assets  approximating  $54.9  billion,  $62.6  billion,
$27.6 billion and $113.8 million.

The  Chief  Investment  Officers  responsible  for  oversight  of the  various investment  sectors  within  Federated are:  Stephen F. Auth,  CFA, for Global
Equity;  Robert J. Ostrowski,  CFA, for Taxable Fixed Income;  Mary Jo Ochson,
CFA,  for Tax Free Fixed  Income;  and Deborah A.  Cunningham,  CFA, for Money
Market Funds.

FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended November 30,
2005, are incorporated herein by reference to the Annual Report to
Shareholders of Federated Total Return Bond Fund dated November 30, 2005.


INVESTMENT RATINGS


STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.  These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb--Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.  .

b--Very Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.  .

ccc, cc, c--Extremely Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus)
to indicate whether credit quality is near the top or bottom of a category.
A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public
Data modifier ("pd") which indicates that a company does not subscribe to
A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.
AMB-1+ --Strongest.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.


ADDRESSES

FEDERATED TOTAL RETURN BOND FUND

Class A Shares
Class B Shares
Class C Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


APPENDIX


The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian

State Street Bank and Trust

Securities Lending Agent

State Street Bank and Trust
HSBC

Independent Registered Public Accounting Firm

Ernst & Young LLP

Legal Counsel

Reed Smith LLP
Dickstein, Shapiro, Morin & Oshinsky, LLP

Service Providers

Bloomberg
Factset
Institutional Shareholder Services, Inc.
Wilshire Associates, Inc.

Security Pricing Services

FT Interactive Data
Reuters

Ratings Agencies

S&P

Performance Reporting/Publications

Fidelity Strategic Advisors
Lipper
Morningstar
NASDAQ
Value Line
Vickers
Wiesenberger/Thomson Financial

Other

Astec Consulting Group Inc.

Investment Company Institute


ITEM 23.    EXHIBITS.
            --------

            (a)   (i)         Conformed copy of Articles of
                              Incorporation of the Registrant; (1)
                  (ii)        Conformed copy of Articles of Amendment
                              of Articles of Incorporation of the
                              Registrant; (2)
                  (iii)       Conformed copies of Articles of
                              Amendments Nos. 5-12 to the Articles of
                              Amendment to the Articles of
                              Incorporation of the Registrant; (19)
                  (iv)        Conformed copy of Amendment No. 13 to the
                              Articles of Incorporation of
                              the Registrant; (21)
                  (v)         Conformed copy of Amendment No. 14 to the
                              Articles of Incorporation of
                              the Registrant; (25)
                  (vi)        Conformed copy of Amendment No. 15 to the
                              Articles of Incorporation of
                              the Registrant; (27)
            (b)   (i)         Copy of By-Laws of the Registrant; (1)
                  (ii)        Copies of Amendments Nos. 1-3 to the
                              By-Laws of the Registrant; (16)
                  (iii)       Copy of Amendment No. 4 to the By-Laws of the
                              Registrant; (22)
                  (iv)        Copy of Amendment No. 5 to the By-laws of the
                              Registrant; (25)
                  (v)         Copy of Amendment No. 6 to the By-laws of the
                              Registrant; (27)
                  (vi)        Copy of Amendment No. 7 to the By-laws of the
                              Registrant (+)
            (c)               Copy of Specimen Certificate for Shares
                              of Capital Stock of the Registrant; (10)
            (d)   (i)         Copy of Investment Advisory Contract of
                              the Registrant and conformed copies of
                              Exhibits A and B of Investment Advisory
                              Contract of the Registrant; (7)
                  (ii)        Conformed copy of Exhibit C to the
                              Investment Advisory Contract of the
                              Registrant; (19)
                  (iii)       Conformed copies of Exhibits D and E to
                              the Investment Advisory Contract of the
                              Registrant; (11)
                  (iv)        Conformed copy of Exhibit F to the
                              Investment Advisory Contract of the
                              Registrant; (18)
                  (v)         Conformed copy of Amendment dated June
                              01, 2001 to the Investment Advisory
                              Contract of the Registrant; (20)
                  (vi)        Conformed copy of Limited Power of
                              Attorney of the Investment Advisory
                              Contract of the Registrant; (19)
                  (vii)       Conformed copy of Schedule 1 to Limited
                              Power of Attorney of Investment Advisory
                              Contract of the Registrant; (19)
            (e)   (i)         Copy of Distributor's Contract of the
                              Registrant and Conformed copies of
                              Exhibits A, B, C and D to the
                              Distributor's Contract of the
                              Registrant;(4)
                  (ii)        Copy of Distributor's Contract of the
                              Registrant and Conformed copies of
                              Exhibits E and F to Distributor's
                              Contract of the Registrant; (10)
                  (iii)       Conformed copies of Exhibits G and H to
                              Distributor's Contract of the
                              Registrant; (11)
                  (iv)        Conformed copy of Exhibit I to
                              Distributor's Contract of the
                              Registrant; (19)
                  (v)         Conformed copy of Exhibit J to
                              Distributor's Contract of the
                              Registrant; (20)
                  (vi)        Conformed copy of Amendment dated June
                              01, 2001 to the Distributor's Contract
                              of the Registrant; (20)
                  (vii)       Conformed copy of Distributor's Contract
                              and Exhibit 1 Amendment to Distribution
                              Plan of the Registrant (Class B Shares);
                              (20)
                  (viii)      Conformed copy of Exhibit K to
                              Distributor's Contract of the
                              Registrant; (21)
                  (ix)        Conformed copy of Exhibit L to
                              Distributor's Contract of the
                              Registrant; (22)
                  (x)         Conformed copy of Amendment to the
                              Distributor's Contract (Class B
                              Shares)of the Registrant; (21)
                  (xi)        Conformed copy of Exhibit M to Distributor's
                              Contract (Class K Shares)
                              of the Registrant; (24)
                  (xii)       Conformed copy of Amendment dated October 01, 2003
                              to Distributor's
                              Contract of the Registrant; (25)
                  (xiii)      The Registrant hereby incorporates the
                              conformed copy of the specimen Mutual
                              Funds Sales and Service Agreement;
                              Mutual Funds Service Agreement; and Plan
                              Trustee/Mutual Funds Service Agreement
                              from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form
                              N-1A, filed with the Commission on July
                              24, 1995. (File Numbers 33-38550 and
                              811-6269).
            (f)               Not Applicable;
            (g)   (i)         Conformed copy of the Custodian Contract
                              of the Registrant; (22)
            (h)   (i)         Conformed copy of Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services, and Custody
                              Services Procurement Agreement of the
                              Registrant; (13)
                  (ii)        Conformed copy of Amendment to Fund
                              Accounting Services, Administrative
                              Services, Transfer Agency Services, and
                              Custody Services Procurement Agreement
                              of the Registrant; (21)
                  (iii)       Conformed copy of Administrative
                              Services Agreement of the Registrant; (4)
                  (iv)        Conformed copy of the Agreement for
                              Administrative Services between
                              Federated Administrative Services and
                              the Registrant with Amendments 1 and 2
                              attached; (28)
                  (v)         The responses described in Item
                              23(e)(iii) are hereby incorporated by
                              reference;
                  (vi)        The Registrant hereby incorporates the
                              conformed copy of the Second Amended and
                              Restated Services Agreement from Item
                              (h)(v) of the Investment Series Funds,
                              Inc. Registration Statement on Form
                              N-1A, filed with the Commission on
                              January 23, 2002. (File Nos. 33-48847
                              and 811-07021).
                  (vii)       Conformed copy of Principal Shareholder
                              Servicer's Agreement (Class B Shares) of
                              the Registrant; (20)
                  (viii)      Conformed copy of Shareholder Services
                              Agreement (Class B Shares) of the
                              Registrant; (20)
                  (ix)        The Registrant hereby incorporates by
                              reference the conformed copy of the
                              Agreement for Administrative Services
                              from Item 23 (h)(vix) of the Federated
                              Index Trust Registration Statement on
                              Form N-1A, filed with the Commission on
                              December 30, 2003. (File Nos. 33-33852
                              and 811-6061)
                  (xi)        The Registrant hereby incorporates the
                              conformed copy of the Second Amended and
                              Restated Services Agreement, with
                              attached Schedule 1 revised 6/30/04,
                              from Item (h) (vii) of the Cash Trust
                              Series, Inc. Registration Statement on
                              Form N-1A, filed with the Commission on
                              July 29, 2004. (Files Nos.
                              33-29838-811-5843).
                  (xii)       The Registrant hereby incorporates the
                              confirmed copy of the Financial
                              Administration and Accounting Services
                              Agreement, with attached Exhibit A
                              revised 6/30/04, form Item (h)(viii) of
                              the Cash Trust Series, Inc. Registration
                              Statement on Form N-1A, filed with the
                              Commission on July 29, 2004. (File Nos.
                              33-29838 and 811-5843).
            (i)               Conformed copy of Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; (2)
            (j)               Conformed copy of Consent of Independent
                              Registered Public Accounting Firm; (+)
            (k)               Not Applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (3)
            (m)   (i)         Conformed copy of Distribution Plan and
                              Exhibits A and B of the Registrant; (11)
                  (ii)        Conformed Copy of the Distribution Plan
                              with Exhibits A through E, attached; (28)
                  (iii)       Conformed copy of Exhibit C to
                              Distribution Plan of the Registrant; (10)
                  (iv)        Conformed copy of Exhibits D and E to
                              Distribution Plan of the Registrant; (11)
                  (v)         Conformed copy of Exhibits F and G to
                              Distribution Plan of the Registrant; (20)
                  (vi)        Conformed copy of Exhibit H to
                              Distribution Plan of the Registrant; (23)
                  (vii)       The responses described in Item
                              23(e)(viii) are hereby incorporated by
                              reference;
                  (viii)      Conformed copy of Exhibit I to
                              Distribution Plan of the Registrant; (24)
            (n)               The Registrant hereby incorporates the
                              Copy of the Multiple Class Plan and
                              attached Exhibits from Item (n) of the
                              Federated Equity Income Fund, Inc.
                              Registration Statement on Form N-1A,
                              filed with the Commission on January 27,
                              2006. (File Nos. 33-6901 and 811-4743)
            (o)   (i)         Conformed copy of Power of Attorney of
                              the Registrant; (19)
                  (ii)        Conformed copy of Power of Attorney for
                              Chief Investment Officer of the
                              Registrant; (19)
                  (iii)       Conformed copy of Power of Attorney for
                              Treasurer of the Registrant;+
                  (iv)        Conformed copy of Power of Attorney for
                              John F. Donahue, Director for the
                              Registrant; +
            (p)               Form of the Federated Investors, Inc.
                              Code of Ethics for Access Persons,
                              effective 1/1/200, from Item 23 (p) of
                              the Money Market Obligations Trust
                              Registration Statement on Form N-1A,
                              filed with the Commission on February
                              25, 2005. (File Nos. 33-31602 and
                              811-5950)

(+)         All exhibits are being filed electronically.

(1)   Response is incorporated by reference to Registrant's Initial
      Registration Statement on Form N-1A filed October 25, 1993.
      (File Nos.  33-50773 and 811-7115)
(2)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 1 on Form N-1A filed December 21,
      1993. (File Nos. 33-50773 and 811-7115)
(3)   Response is incorporated by reference to Registrant's
      Pre-Effective Amendment No. 2 on Form N-1A filed January 13,
      1994. (File Nos. 33-50773 and 811-7115)
(4)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 3 on Form N-1A filed May 27, 1994.
      (File Nos.  33-50773 and 811-7115)
(7)   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 4 on Form N-1A filed June 6, 1995.
      (File Nos. 33-50773 and 811-7115)
(10)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 8 on Form N-1A filed November 27,
      1996. (File Nos.  33-50773 and 811-7115)
(11)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 9 on Form N-1A filed March 31,
      1997. (File Nos. 33-50773 and 811-7115)
(13)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 13 on Form N-1A filed November 26,
      1997. (File Nos. 33-50773 and 811-7115)
(16)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 16 on Form N-1A filed October 28,
      1998. (File Nos.  33-50773 and 811-7115)
(18)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 20 on Form N-1A filed February 15,
      2000. (File Nos.  33-50773 and 811-7115)
(19)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 23 on Form N-1A filed November 29,
      2000. (File Nos.  33-50773 and 811-7115)
(20)  Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 24 on Form N-1A filed July 26, 2001.
      (File Nos.  33-50773 and 811-7115)
(21)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 25 on Form N-1A filed November 29,
      2001. (File Nos.  33-50773 and 811-7115)
(22)  Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 28 on Form N-1A filed November 27,
      2002. (File Nos.  33-50773 and 811-7115)
(23)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed February 7 2003. (File Nos.
      33-50773 and 811-7115)
(24)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed April 07, 2003. (File Nos.
      33-50773 and 811-7115)
(25)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed November 26, 2003. (File
      Nos. 33-50773 and 811-7115)
(26)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed January 29, 2004. (File Nos.
      33-50773 and 811-7115)
(27)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 35 on Form N-1A filed November 18, 2004. (File
      Nos. 33-50773 and 811-7115)
(28)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 36 on Form N-1A filed November 29, 2004. (File
      Nos. 33-50773 and 811-7115)

Item 24.   Persons Controlled by or Under Common Control with the
           -------------------------------------------------------
      Fund:
      -----

            None

Item 25.    Indemnification: (1)
            ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?" in Part
            A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in
            Part B of this Registration Statement under "Who Manages and
            Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal
            occupations are:  Thomas R. Donahue, (Chief Financial Officer,
            Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark D.
            Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard,
            P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE
            19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         J. Scott Albrecht
                                                Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Donald T. Ellenberger
                                                Susan R. Hill
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone,Jr.
Eamonn G. Folan
                                                Richard J. Gallo
                                                John T. Gentry
                                                Patricia L. Heagy
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Gene Neavin
                                                Bob Nolte
                                                Liam O'Connell
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
            Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the
            investment companies in the Federated Fund Complex described in
            Part B of this Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated  Securities Corp. the Distributor for shares
                  of the Registrant,  acts as principal  underwriter for
                  the   following   open-end    investment    companies,
                  including the Registrant:

                  Cash  Trust  Series,   Inc.;  Cash  Trust  Series  II;
                  Federated  Adjustable Rate Securities Fund;  Federated
                  American  Leaders Fund,  Inc.;  Federated  Core Trust;
                  Federated  Core  Trust  II,  L.P.;   Federated  Equity
                  Funds;  Federated Equity Income Fund, Inc.;  Federated
                  Fixed Income Securities,  Inc.;  Federated GNMA Trust;
                  Federated   Government   Income   Securities,    Inc.;
                  Federated High Income Bond Fund, Inc.;  Federated High
                  Yield  Municipal  Income  Fund;  Federated  High Yield
                  Trust;  Federated Income Securities  Trust;  Federated
                  Income  Trust;   Federated   Index  Trust;   Federated
                  Institutional   Trust;   Federated  Insurance  Series;
                  Federated    Intermediate    Government   Fund,   Inc.
                  Federated   International   Series,   Inc.;  Federated
                  Investment  Series  Funds,  Inc.;   Federated  Managed
                  Allocation Portfolios;  Federated Municipal High Yield
                  Advantage Fund, Inc.;  Federated Municipal  Securities
                  Fund,  Inc.;  Federated  Municipal  Securities  Income
                  Trust;   Federated  Premier   Intermediate   Municipal
                  Income Fund;  Federated Premier Municipal Income Fund;
                  Federated Short-Term Municipal Trust;  Federated Stock
                  and Bond Fund, Inc.; Federated Stock Trust;  Federated
                  Total Return  Government  Bond Fund;  Federated  Total
                  Return Series,  Inc.;  Federated U.S.  Government Bond
                  Fund;  Federated U.S. Government  Securities Fund: 1-3
                  Years;  Federated U.S. Government Securities Fund: 2-5
                  Years;   Federated  World  Investment  Series,   Inc.;
                  Intermediate   Municipal  Trust;  Edward  Jones  Money
                  Market Fund and Money Market Obligations Trust.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President, Assistant
Secretary and Director:       Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    C. Todd Gibson

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
                                    Reed Smith LLP
                                    Investment Management Group
                                    (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

                                    (Notices should be sent to the
Agent for Service at                above address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA  15237-7000

State Street Bank and Trust         P.O. Box 8600
Company ("Custodian, Transfer       Boston, MA 02266-8600
Agent and Dividend Disbursing
Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment                Federated Investors Tower
Management Company                  1001 Liberty Avenue
("Adviser")                         Pittsburgh, PA  15222-3779

Item 29.    Management Services: Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the
            removal of Directors and the calling of special
            shareholder meetings by shareholders.

                               SIGNATURES
      Pursuant to the  requirements  of the  Securities  Act of 1933 and the Investment  Company Act of 1940,  the  Registrant,  FEDERATED  TOTAL
RETURN SERIES,  INC.,  certifies  that it meets all of the  requirements for  effectiveness  of  this  Amendment  to its  Registration  Statement pursuant to Rule 485 (b) under the  Securities  Act of 1933 and has duly caused this  Amendment  to its  Registration  Statement  to be signed on its  behalf  by  the  undersigned,  duly  authorized,  in  the  City  of
Pittsburgh  and  Commonwealth  of  Pennsylvania,  on  the  30th  day  of
January, 2006.

                  FEDERATED TOTAL RETURN SERIES, INC.
                  BY: /s/ Andrew P. Cross
                  Andrew P. Cross, Assistant Secretary
                  January 30, 2006

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:
           NAME                     TITLE             DATE

By: /s/Andrew P. Cross        Attorney In Fact    January 30, 2006
      Andrew P. Cross         For the Persons
      ASSISTANT SECRETARY     Listed Below

           NAME                     TITLE

John F. Donahue*                    Director

J. Christopher Donahue*             President and Director
                                    (Principal Executive Officer)

Edward C. Gonzales*                 Executive Vice President

John W. McGonigle*                  Executive Vice President
                                    and Secretary

Richard A. Novak*                   Treasurer
                                    (Principal Financial Officer)

William D. Dawson III*              Chief Investment Officer

Thomas G. Bigley*                   Director

John T. Conroy, Jr.*                Director

Nicholas P. Constantakis*           Director

John F. Cunningham*                 Director

Lawrence D. Ellis, M.D.*            Director

Peter E. Madden*                    Director

Charles F. Mansfield, Jr.*          Director

John E. Murray, Jr.*                Director

Marjorie P. Smuts*                  Director

John S. Walsh*                      Director

*  By Power of Attorney